UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2015
BlackRock Prepared Portfolio 2020
BlackRock Prepared Portfolio 2025
BlackRock Prepared Portfolio 2030
BlackRock Prepared Portfolio 2035
BlackRock Prepared Portfolio 2040
BlackRock Prepared Portfolio 2045
BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2011

Date of reporting period: 04/30/2011

Item 1	–	Report to Stockholders

April 30, 2011

Semi-Annual Report (Unaudited)

Lifecycle Prepared PortfoliosSM of BlackRock Funds II

▶	BlackRock Prepared Portfolio 2015
▶	BlackRock Prepared Portfolio 2020
▶	BlackRock Prepared Portfolio 2025
▶	BlackRock Prepared Portfolio 2030
▶	BlackRock Prepared Portfolio 2035
▶	BlackRock Prepared Portfolio 2040
▶	BlackRock Prepared Portfolio 2045
▶	BlackRock Prepared Portfolio 2050

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS II	APRIL 30, 2011

Dear Shareholder

Time and again, we have seen how various global events and developing trends can have significant influence on financial markets. I hope you find that the following review of recent market conditions provides additional perspective on the performance of your investments as you read this shareholder report.

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crisis in Europe and high inflation in developing markets that troubled the global economy in 2010 remain challenges today, overall investor confidence has improved considerably. During the first four months of 2011, that confidence was shaken by political turmoil in the Middle East/North Africa region, soaring prices of oil and other commodities, tremendous natural disasters in Japan and a change in the ratings outlook for US debt. However, strong corporate earnings prevailed and financial markets resumed their course while the global economy continued to garner strength.

Equity markets experienced uneven growth and high volatility in 2010, but ended the year with gains. Following a strong start to 2011, the series of confidence-shaking events brought spurts of heightened volatility to markets worldwide, but was not enough to derail the bull market. Overall, global equities posted strong returns over the past 12 months. Emerging market equities, which had outperformed developed markets earlier in the period, fell prey to heightened inflationary pressures and underperformed developed markets later in the period. In the United States, strong corporate earnings and positive signals from the labor market were sources of encouragement for equity investors, although the housing market did not budge from its slump. Early in 2011, the US Federal Reserve announced that it would continue its Treasury purchase program (“QE2”) through to completion and keep interest rates low for an extended period. This compelled investors to continue buying riskier assets, furthering the trend of small cap stocks outperforming large caps.

While fixed income markets saw yields trend lower (pushing bond prices higher) through most of 2010, the abrupt reversal in investor sentiment and risk tolerance in the fourth quarter drove yields sharply upward. Global credit markets were surprisingly resilient in the face of recent headwinds and yields regained relative stability as the period came to a close. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets. The tax-exempt municipal market enjoyed a powerful rally during the period of low yields in 2010, but when that trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would not be extended. Meanwhile, municipal finance troubles raised credit concerns among investors and tax-exempt mutual funds experienced heavy outflows, resulting in wider spreads and falling prices. The new year brought relief from these headwinds and a steady rebound in the tax-exempt municipal market.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Risk Assets Rallied on Growing Investor Confidence: Total Returns as of April 30, 2011	6-month	12-month
US large cap equities (S&P 500® Index)	16.36%	17.22%
US small cap equities (Russell 2000® Index)	23.73	22.20
International equities (MSCI Europe, Australasia, Far East Index)	12.71	19.18
Emerging market equities (MSCI Emerging Markets Index)	9.74	20.67
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.17
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(3.85)	6.37
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	0.02	5.36
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(1.68)	2.20
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.18	13.32

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm that delivers consistent long-term investment results with fewer surprises. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	APRIL 30, 2011	3

Funds’ Summary as of April 30, 2011	Lifecycle Prepared Portfolios

Investment Objective

The BlackRock Lifecycle Prepared Portfolios’ (the “Funds”) investment objective seeks a balance between long-term capital appreciation and high current income consistent with their current asset allocation.

Portfolio Management Commentary

How did the Funds perform?

•	On December 10, 2010, the net assets of Prepared Portfolio 2010 were liquidated and each investor’s shares were redeemed at net asset value.

•

For the six-month period, all of the Funds outperformed their respective blended benchmarks. Funds with target dates from 2015 to 2030 underperformed the broad-based S&P 500® Index. With respect to Funds with target dates from 2035 to 2050, the Institutional Share class outperformed the S&P 500® Index, while the Investor A Share and Investor R Share classes underperformed. The following discussion of relative performance pertains to each Fund’s respective blended benchmark.

What factors influenced performance?

•

Each Fund’s overweight allocation to equities and underweight allocation to fixed income relative to its respective blended benchmark drove positive performance as equities outperformed fixed income during the period.

•

The strongest contributor to positive returns during the period was the Funds’ investment in Master Large Cap Growth Portfolio, which significantly outperformed its benchmark, the Russell 1000® Growth Index, primarily due to stock selection in the information technology and industrials sectors.

•

Exposure to high yield debt via the Funds’ investment in BlackRock High Yield Bond Portfolio also contributed positively to performance. The high yield sector performed well during the period due to its attractive credit quality spreads relative to core fixed income securities and growing investor demand for yield.

•

While no individual factor notably detracted from the Funds’ performance, financial markets generally were negatively impacted by several major, macroeconomic events in the later part of the period. Political turmoil in the Middle East and North Africa (“MENA”) region caused periods of difficulty for risky assets as these events raised uncertainty and sent oil prices soaring. In mid-March, equities sold off broadly on concerns about the global ramifications of supply chain disruptions in Japan. Markets quickly rebounded, however, and were fully recovered by the end of March. Additionally, sovereign debt risk in peripheral Europe has continued to dampen investor confidence, particularly within international and European markets.

Describe recent portfolio activity.

•

During the six-month period, the Funds trimmed their overweight allocation to equities, while increasing exposure to core fixed income. This allocation shift enabled the Funds to take profits on the sharp rally in risk assets and mitigate risks relating to potential headwinds from macro economic events in Europe, Japan and the MENA region.

•	Within equities, the Funds reduced their international exposure in favor of domestic stocks due to concerns about the ongoing debt crisis in peripheral Europe.

•

Emerging market equities experienced a significant rally over much of 2010, but inflationary pressures emerged near the end of the year. Given the increasing probability that emerging economies would be forced to implement tightening measures to combat high inflation, we reduced exposure to emerging market equities near the end of 2010.

Describe Funds positioning at period end.

•	At period end, the Funds remained overweight in equities and underweight in fixed income relative to their respective benchmarks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	APRIL 30, 2011

Fund Summary as of April 30, 2011	BlackRock Prepared Portfolio 2015

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2015.

[3]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2015 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

	Barclays Capital
Period	US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	37.5%	50.0%	12.5%
6/12/07 to 1/03/08	42.0	46.4	11.6
1/04/08 to 1/02/09	44.0	44.8	11.2
1/03/09 to 1/05/10	44.7	44.2	11.1
1/06/10 to 4/30/11	45.8	43.4	10.8

*	See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	10.73%	14.94%	N/A	4.46%	N/A
Investor A	10.60	14.60	8.54%	4.10	2.73%
Class R	10.35	14.23	N/A	3.76	N/A
S&P 500® Index	16.36	17.22	N/A	0.07	N/A
2015 Reference Index	8.85	12.88	N/A	3.10	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2011	5

Fund Summary as of April 30, 2011	BlackRock Prepared Portfolio 2020

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2020.

[3]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2020 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	30.0%	56.0%	14.0%
6/12/07 to 1/03/08	35.0	52.0	13.0
1/04/08 to 1/02/09	38.0	49.6	12.4
1/03/09 to 1/05/10	39.1	48.7	12.2
1/06/10 to 4/30/11	40.4	47.7	11.9

*	See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

	6-Month Total Returns	Average Annual Total Returns[6]
		1 Year		Since Inception[7]
		w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	11.60%	15.45%	N/A	3.99%	N/A
Investor A	11.49	15.01	8.94%	3.61	2.25%
Class R	11.24	14.65	N/A	3.29	N/A
S&P 500® Index	16.36	17.22	N/A	0.07	N/A
2020 Reference Index	9.75	13.59	N/A	2.66	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	APRIL 30, 2011

Fund Summary as of April 30, 2011	BlackRock Prepared Portfolio 2025

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2025.

[3]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2025 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	22.5%	62.0%	15.5%
6/12/07 to 1/03/08	26.0	59.2	14.8
1/04/08 to 1/02/09	29.0	56.8	14.2
1/03/09 to 1/05/10	31.3	55.0	13.7
1/06/10 to 4/30/11	33.2	53.4	13.4

*	See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	12.77%	16.14%	N/A	3.44%	N/A
Investor A	12.59	15.73	9.62%	3.06	1.70%
Class R	12.56	15.35	N/A	2.75	N/A
S&P 500® Index	16.36	17.22	N/A	0.07	N/A
2025 Reference Index	10.97	14.52	N/A	1.92	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2011	7

Fund Summary as of April 30, 2011	BlackRock Prepared Portfolio 2030

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2030.

[3]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2030 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	15.0%	68.0%	17.0%
6/12/07 to 1/03/08	7.0	74.4	18.6
1/04/08 to 1/02/09	16.0	67.2	16.8
1/03/09 to 1/05/10	20.1	63.9	16.0
1/06/10 to 4/30/11	22.9	61.7	15.4

*	See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

	6-Month Total Returns	Average Annual Total Returns[6]
		1 Year		Since Inception[7]
		w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	14.42%	16.90%	N/A	2.92%	N/A
Investor A	14.20	16.45	10.31%	2.48	1.13%
Class R	14.02	16.14	N/A	2.19	N/A
S&P 500® Index	16.36	17.22	N/A	0.07	N/A
2030 Reference Index	12.73	15.83	N/A	0.65	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	APRIL 30, 2011

Fund Summary as of April 30, 2011	BlackRock Prepared Portfolio 2035

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2035.

[3]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2035 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	7.5%	74.0%	18.5%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to 4/30/11	10.0	72.0	18.0

*	See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.58%	18.13%	N/A	2.34%	N/A
Investor A	16.20	17.63	11.41%	1.93	0.58%
Class R	16.15	17.33	N/A	1.61	N/A
S&P 500® Index	16.36	17.22	N/A	0.07	N/A
2035 Reference Index	14.95	17.42	N/A	0.59	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2011	9

Fund Summary as of April 30, 2011	BlackRock Prepared Portfolio 2040

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2040.

[3]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2040 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	—	80.0%	20.0%
6/12/07 to 1/03/08	—	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to 4/30/11	10.0	72.0	18.0

*	See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.43%	18.09%	N/A	2.70%	N/A
Investor A	16.29	17.57	11.42%	2.23	0.88%
Class R	16.07	17.23	N/A	1.96	N/A
S&P 500® Index	16.36	17.22	N/A	0.07	N/A
2040 Reference Index	14.95	17.42	N/A	0.64	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	APRIL 30, 2011

Fund Summary as of April 30, 2011	BlackRock Prepared Portfolio 2045

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2045.

[3]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2045 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	–	80.0%	20.0%
6/12/07 to 1/03/08	–	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to 4/30/11	10.0	72.0	18.0

*	See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.50%	18.02%	N/A	2.76%	N/A
Investor A	16.21	17.48	11.37%	2.21	0.86%
Class R	16.01	17.16	N/A	1.97	N/A
S&P 500® Index	16.36	17.22	N/A	0.07	N/A
2045 Reference Index	14.95	17.42	N/A	0.64	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

BLACKROCK FUNDS II	APRIL 30, 2011	11

Fund Summary as of April 30, 2011	BlackRock Prepared Portfolio 2050

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.
[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire in or within a few years of 2050.

[3]

This unmanaged total return index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500® is a trademark of The McGraw-Hill Companies, Inc.

[4]

The Fund compares its performance to that of a customized weighted index (the “2050 Reference Index”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy.

Period	Barclays Capital US Aggregate Bond Index*	Russell 3000® Index*	MSCI EAFE Index*
4/20/07 to 6/11/07	–	80.0%	20.0%
6/12/07 to 1/03/08	–	80.0	20.0
1/04/08 to 1/02/09	10.0%	72.0	18.0
1/03/09 to 1/05/10	10.0	72.0	18.0
1/06/10 to 4/30/11	10.0	72.0	18.0

*	See “About Fund Performance” on page 17 for a description of the index.

[5]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2011

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	16.58%	18.33%	N/A	1.66%	N/A
Investor A	16.23	17.72	11.49%	1.17	(0.16)%
Class R	16.04	17.39	N/A	0.92	N/A
S&P 500® Index	16.36	17.22	N/A	0.07	N/A
2050 Reference Index	14.95	17.42	N/A	0.64	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 17 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge. Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	APRIL 30, 2011

Fund Summaries as of April 30, 2011

BlackRock Prepared Portfolio 2015

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	58%
Fixed Income Funds	42

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	36%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	10
BlackRock U.S. Opportunities Portfolio, Institutional Class	9
BlackRock Global Dynamic Equity Fund, Institutional Class	8
BlackRock Equity Dividend Fund, Institutional Class	8
Master Basic Value LLC	7
Master Large Cap Growth Portfolio	7
BlackRock High Yield Bond Portfolio, BlackRock Class	6
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
Master Value Opportunities LLC	2

BlackRock Prepared Portfolio 2020

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	63%
Fixed Income Funds	37

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	32%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11
BlackRock U.S. Opportunities Portfolio, Institutional Class	10
BlackRock Global Dynamic Equity Fund, Institutional Class	9
BlackRock Equity Dividend Fund, Institutional Class	8
Master Basic Value LLC	8
Master Large Cap Growth Portfolio	8
BlackRock High Yield Bond Portfolio, BlackRock Class	5
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3
Master Value Opportunities LLC	2

The Funds’ allocations and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2011	13

Fund Summaries as of April 30, 2011

BlackRock Prepared Portfolio 2025

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	70%
Fixed Income Funds	30

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	26%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12
BlackRock U.S. Opportunities Portfolio, Institutional Class	11
BlackRock Global Dynamic Equity Fund, Institutional Class	10
BlackRock Equity Dividend Fund, Institutional Class	9
Master Basic Value LLC	9
Master Large Cap Growth Portfolio	9
BlackRock International Opportunities Portfolio, Institutional Class	4
BlackRock High Yield Bond Portfolio, BlackRock Class	4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
Master Value Opportunities LLC	2

BlackRock Prepared Portfolio 2030

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	80%
Fixed Income Funds	20

Portfolio Holdings	Percent of Affiliated Investment Companies
Master Total Return Portfolio	17%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	15
BlackRock U.S. Opportunities Portfolio, Institutional Class	13
BlackRock Global Dynamic Equity Fund, Institutional Class	11
BlackRock Equity Dividend Fund, Institutional Class	10
Master Basic Value LLC	10
Master Large Cap Growth Portfolio	10
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	4
BlackRock High Yield Bond Portfolio, BlackRock Class	3
Master Value Opportunities LLC	2

The Funds’ allocations and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

14	BLACKROCK FUNDS II	APRIL 30, 2011

Fund Summaries as of April 30, 2011

BlackRock Prepared Portfolio 2035

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	17%
BlackRock U.S. Opportunities Portfolio, Institutional Class	14
BlackRock Global Dynamic Equity Fund, Institutional Class	13
Master Large Cap Growth Portfolio	12
BlackRock Equity Dividend Fund, Institutional Class	12
Master Basic Value LLC	12
Master Total Return Portfolio	6
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5
Master Value Opportunities LLC	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

BlackRock Prepared Portfolio 2040

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	17%
BlackRock U.S. Opportunities Portfolio, Institutional Class	14
BlackRock Global Dynamic Equity Fund, Institutional Class	13
BlackRock Equity Dividend Fund, Institutional Class	12
Master Large Cap Growth Portfolio	12
Master Basic Value LLC	12
Master Total Return Portfolio	6
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5
Master Value Opportunities LLC	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

The Funds’ allocations and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	APRIL 30, 2011	15

Fund Summaries as of April 30, 2011

BlackRock Prepared Portfolio 2045

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	16%
BlackRock U.S. Opportunities Portfolio, Institutional Class	14
BlackRock Global Dynamic Equity Fund, Institutional Class	13
BlackRock Equity Dividend Fund, Institutional Class	12
Master Large Cap Growth Portfolio	12
Master Basic Value LLC	12
Master Total Return Portfolio	7
BlackRock International Opportunities Portfolio, Institutional Class	6
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5
Master Value Opportunities LLC	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

BlackRock Prepared Portfolio 2050

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

Portfolio Holdings	Percent of Affiliated Investment Companies
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	18%
BlackRock U.S. Opportunities Portfolio, Institutional Class	14
BlackRock Global Dynamic Equity Fund, Institutional Class	13
BlackRock Equity Dividend Fund, Institutional Class	12
Master Large Cap Growth Portfolio	12
Master Basic Value LLC	12
Master Total Return Portfolio	6
BlackRock International Opportunities Portfolio, Institutional Class	5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5
Master Value Opportunities LLC	2
BlackRock High Yield Bond Portfolio, BlackRock Class	1

The Funds’ allocations and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	APRIL 30, 2011

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Class R Shares are not subject to any sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, a Fund’s performance would have been lower. BlackRock Advisors, LLC (“BlackRock”) is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after March 1, 2012. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The Barclays Capital US Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest US companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glide path.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) expenses related to transactions, including sales charges and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other Fund expenses. The expense examples on the next page (which are based on a hypothetical investment of $1,000 invested on November 1, 2010 and held through April 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	APRIL 30, 2011	17

Expense Examples

Actual				Hypothetical[1]
Beginning Account Value November 1, 2010		Ending Account Value April 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock Prepared Portfolio 2015
Institutional	$1,000.00	$1,107.30	$1.15	$1,000.00	$1,023.70	$1.10	0.22%
Investor A	$1,000.00	$1,106.00	$2.98	$1,000.00	$1,021.97	$2.86	0.57%
Class R	$1,000.00	$1,103.50	$4.80	$1,000.00	$1,020.23	$4.61	0.92%
BlackRock Prepared Portfolio 2020
Institutional	$1,000.00	$1,116.00	$1.10	$1,000.00	$1,023.75	$1.05	0.21%
Investor A	$1,000.00	$1,114.90	$3.25	$1,000.00	$1,021.72	$3.11	0.62%
Class R	$1,000.00	$1,112.40	$4.92	$1,000.00	$1,020.13	$4.71	0.94%
BlackRock Prepared Portfolio 2025
Institutional	$1,000.00	$1,127.70	$1.11	$1,000.00	$1,023.75	$1.05	0.21%
Investor A	$1,000.00	$1,125.90	$3.32	$1,000.00	$1,021.67	$3.16	0.63%
Class R	$1,000.00	$1,125.60	$4.95	$1,000.00	$1,020.13	$4.71	0.94%
BlackRock Prepared Portfolio 2030
Institutional	$1,000.00	$1,144.20	$1.01	$1,000.00	$1,023.85	$0.95	0.19%
Investor A	$1,000.00	$1,142.00	$3.24	$1,000.00	$1,021.77	$3.06	0.61%
Class R	$1,000.00	$1,140.20	$4.88	$1,000.00	$1,020.23	$4.61	0.92%
BlackRock Prepared Portfolio 2035
Institutional	$1,000.00	$1,165.80	$0.97	$1,000.00	$1,023.90	$0.90	0.18%
Investor A	$1,000.00	$1,162.00	$3.11	$1,000.00	$1,021.92	$2.91	0.58%
Class R	$1,000.00	$1,161.50	$4.93	$1,000.00	$1,020.23	$4.61	0.92%
BlackRock Prepared Portfolio 2040
Institutional	$1,000.00	$1,164.30	$0.97	$1,000.00	$1,023.90	$0.90	0.18%
Investor A	$1,000.00	$1,162.90	$3.65	$1,000.00	$1,021.42	$3.41	0.68%
Class R	$1,000.00	$1,160.70	$4.93	$1,000.00	$1,020.23	$4.61	0.92%
BlackRock Prepared Portfolio 2045
Institutional	$1,000.00	$1,165.00	$1.02	$1,000.00	$1,023.85	$0.95	0.19%
Investor A	$1,000.00	$1,162.10	$3.70	$1,000.00	$1,021.37	$3.46	0.69%
Class R	$1,000.00	$1,160.10	$4.98	$1,000.00	$1,020.18	$4.66	0.93%
BlackRock Prepared Portfolio 2050
Institutional	$1,000.00	$1,165.80	$0.97	$1,000.00	$1,023.90	$0.90	0.18%
Investor A	$1,000.00	$1,162.30	$3.65	$1,000.00	$1,021.42	$3.41	0.68%
Class R	$1,000.00	$1,160.40	$4.93	$1,000.00	$1,020.23	$4.61	0.92%

[1]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
[2]

For each class, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” on page 17 for further information on how expenses were calculated.

18	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 58.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	62,616	$1,592,946
BlackRock Equity Dividend Fund, Institutional Class	62,488	1,197,275
BlackRock Global Dynamic Equity Fund, Institutional Class	96,061	1,297,785
BlackRock International Opportunities Portfolio, Institutional Class	15,340	580,908
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	19,390	532,634
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	33,180	1,492,416
Master Basic Value LLC	$1,184,783	1,184,783
Master Large Cap Growth Portfolio	$1,107,111	1,107,111
Master Value Opportunities LLC	$263,951	263,951

		9,249,809

Fixed Income Funds – 42.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	122,392	969,344
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	160
Master Total Return Portfolio	$5,843,652	5,843,652

		6,813,156

Total Affiliated Investment Companies (Cost – $14,437,421*) – 101.2%		16,062,965
Liabilities in Excess of Other Assets – (1.2)%		(187,800)

Net Assets – 100.0%		$15,875,165

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$14,577,738

Gross unrealized appreciation	$1,625,544
Gross unrealized depreciation	(140,317)

Net unrealized appreciation	$1,485,227

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	13,499	1,042		14,541		–	–	$27,278	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,600	35,497		17,481		62,616	$1,592,946	$9,470	–
BlackRock Equity Dividend Fund, Institutional Class	59,168	23,913		20,593		62,488	$1,197,275	$3,215	$10,522
BlackRock Global Allocation Fund, Institutional Class	79,614	19,256		98,870		–	–	$63,028	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	107,191		11,130		96,061	$1,297,785	$(1,118)	$10,777
BlackRock Global Emerging Markets Fund, Institutional Class	18,753	1,522		20,275		–	–	$61,200	–
BlackRock High Yield Bond Portfolio, BlackRock Class	96,578	46,943		21,129		122,392	$969,344	$(239)	$32,516
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	14	1		–		15	$160	$6	$2
BlackRock International Opportunities Portfolio, Institutional Class	11,180	6,046		1,886		15,340	$580,908	$(962)	$5,149
BlackRock Large Cap Growth Fund, Institutional Class	100,443	9,188		109,631		–	–	$87,338	–
BlackRock Liquidity Funds, TempFund, Institutional Class	25,586	–		25,586	**	–	–	–	$42
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	8,053	13,591		2,254		19,390	$532,634	$(407)	–
BlackRock Total Return Fund, BlackRock Class	303,250	30,843		334,093		–	–	$322,906	$14,921
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,449	32,584		3,853		33,180	$1,492,416	$17,509	–
BlackRock Value Opportunities Fund, Institutional Class	10,021	919		10,940		–	–	$21,126	–
Master Basic Value LLC	$959,858	$224,925	***	–		$1,184,783	$1,184,783	$94,809	$19,947
Master Large Cap Growth Portfolio	–	$1,107,111	***	–		$1,107,111	$1,107,111	$110,411	$5,825
Master Total Return Portfolio	–	$5,843,652	***	–		$5,843,652	$5,843,652	$(81,574)	$98,444
Master Value Opportunities LLC	–	$263,951	***	–		$263,951	$263,951	$13,178	$1,169

**	Represents net shares sold.
***	Represents net beneficial interest purchased.
(b)	Non-income producing security.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	19

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$7,663,468	$8,399,497	–	$16,062,965

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds – 63.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	89,311	$2,272,065
BlackRock Equity Dividend Fund, Institutional Class	84,375	1,616,630
BlackRock Global Dynamic Equity Fund, Institutional Class	129,637	1,751,395
BlackRock International Opportunities Portfolio, Institutional Class	20,743	785,536
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	26,152	718,393
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	44,912	2,020,141
Master Basic Value LLC	$1,598,590	1,598,590
Master Large Cap Growth Portfolio	$1,531,669	1,531,669
Master Value Opportunities LLC	$355,412	355,412

		12,649,831

Fixed Income Funds – 36.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	131,348	1,040,278
Master Total Return Portfolio	$6,362,534	6,362,534

		7,402,812

Short-Term Securities – 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	1,389	1,389

Total Affiliated Investment Companies (Cost – $17,867,245*) – 100.1%		20,054,032
Liabilities in Excess of Other Assets – (0.1)%		(28,670)

Net Assets – 100.0%		20,025,362

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$17,981,719

Gross unrealized appreciation	$2,186,787
Gross unrealized depreciation	(114,474)

Net unrealized appreciation	$2,072,313

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	20,365	294		20,659	–	–	$40,336	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	67,948	48,059		26,696	89,311	$2,272,065	$16,359	–
BlackRock Equity Dividend Fund, Institutional Class	87,619	28,172		31,416	84,375	$1,616,630	$8,800	$14,172
BlackRock Global Allocation Fund, Institutional Class	123,019	3,309		126,328	–	–	$89,196	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	148,080		18,443	129,637	$1,751,395	$591	$13,715
BlackRock Global Emerging Markets Fund, Institutional Class	28,389	421		28,810	–	–	$93,267	–
BlackRock High Yield Bond Portfolio, BlackRock Class	116,834	45,562		31,048	131,348	$1,040,278	$1,881	$33,911
BlackRock International Opportunities Portfolio, Institutional Class	16,768	7,598		3,623	20,743	$785,536	$171	$6,206
BlackRock Large Cap Growth Fund, Institutional Class	148,762	3,106		151,868	–	–	$124,993	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	1,389	**	–	1,389	$1,389	–	$35
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	11,928	18,450		4,226	26,152	$718,393	$580	–
BlackRock Total Return Fund, BlackRock Class	351,590	8,984		360,574	–	–	$386,623	$16,501
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,589	45,185		6,862	44,912	$2,020,141	$26,252	–
BlackRock Value Opportunities Fund, Institutional Class	14,844	314		15,158	–	–	$30,067	–
Master Basic Value LLC	$1,462,228	$136,362	**	–	$1,598,590	$1,598,590	$126,950	$27,721
Master Large Cap Growth Portfolio	–	$1,531,669	**	–	$1,531,669	$1,531,669	$143,212	$7,419
Master Total Return Portfolio	–	$6,362,534	**	–	$6,362,534	$6,362,534	$(84,682)	$101,666
Master Value Opportunities LLC	–	$355,412	**	–	$355,412	$355,412	$16,991	$1,472

**	Represents net shares/beneficial interest purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	21

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$10,205,827	$9,848,205	–	$20,054,032

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 68.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	61,646	$1,568,275
BlackRock Equity Dividend Fund, Institutional Class	59,051	1,131,423
BlackRock Global Dynamic Equity Fund, Institutional Class	89,506	1,209,221
BlackRock International Opportunities Portfolio, Institutional Class	14,273	540,510
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	18,129	498,017
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	30,997	1,394,264
Master Basic Value LLC	$1,117,348	1,117,348
Master Large Cap Growth Portfolio	$1,078,620	1,078,620
Master Value Opportunities LLC	$246,995	246,995

		8,784,673

Fixed Income Funds – 29.4%
BlackRock High Yield Bond Portfolio, BlackRock Class	65,142	515,923
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18	203
Total Return Portfolio	$3,242,609	3,242,609

		3,758,735

Short-Term Securities – 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	13,346	13,346

Total Affiliated Investment Companies (Cost – $10,979,271*) – 98.3%		12,556,754
Other Assets Less Liabilities – 1.7%		212,018

Net Assets – 100.0%		$12,768,772

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$11,067,732

Gross unrealized appreciation	$1,577,483
Gross unrealized depreciation	(88,461)

Net unrealized appreciation	$1,489,022

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	15,658	594		16,252		–	–	$30,948	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	52,247	27,605		18,206		61,646	$1,568,275	$14,237	–
BlackRock Equity Dividend Fund, Institutional Class	67,244	14,170		22,363		59,051	$1,131,423	$11,435	$10,675
BlackRock Global Allocation Fund, Institutional Class	93,634	4,688		98,322		–	–	$69,502	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	102,964		13,458		89,506	$1,209,221	$391	$10,272
BlackRock Global Emerging Markets Fund, Institutional Class	21,827	847		22,674		–	–	$71,486	–
BlackRock High Yield Bond Portfolio, BlackRock Class	65,387	16,895		17,140		65,142	$515,923	$1,205	$17,958
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	18	–		–		18	$203	$6	$3
BlackRock International Opportunities Portfolio, Institutional Class	12,867	3,895		2,489		14,273	$540,510	$48	$4,932
BlackRock Large Cap Growth Fund, Institutional Class	114,146	5,383		119,529		–	–	$97,217	–
BlackRock Liquidity Funds, TempFund, Institutional Class	21,409	–		8,063	**	13,346	$13,346	–	$17
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	9,152	11,989		3,012		18,129	$498,017	$1,525	–
BlackRock Total Return Fund, BlackRock Class	179,757	9,431		189,188		–	–	$212,997	$8,475
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,056	30,898		4,957		30,997	$1,394,264	$22,917	–
BlackRock Value Opportunities Fund, Institutional Class	11,389	541		11,930		–	–	$23,478	–
Master Basic Value LLC	$1,125,120	–		$7,772	**	$1,117,348	$1,117,348	$94,501	$21,180
Master Large Cap Growth Portfolio	–	$1,078,620	***	–		$1,078,620	$1,078,620	$105,168	$5,566
Master Total Return Portfolio	–	$3,242,609	***	–		$3,242,609	$3,242,609	$(43,392)	$53,219
Master Value Opportunities LLC	–	$246,995	***	–		$246,995	$246,995	$12,226	$1,106

**	Represents net shares/beneficial interest sold.
***	Represents net beneficial interest purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	23

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,871,182	$5,685,572	–	$12,556,754

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 79.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	105,652	$2,687,789
BlackRock Equity Dividend Fund, Institutional Class	99,315	1,902,883
BlackRock Global Dynamic Equity Fund, Institutional Class	148,622	2,007,886
BlackRock International Opportunities Portfolio, Institutional Class	23,752	899,484
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	30,163	828,580
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	51,520	2,317,365
Master Basic Value LLC	$1,877,153	1,877,153
Master Large Cap Growth Portfolio	$1,843,174	1,843,174
Master Value Opportunities LLC	$410,703	410,703

		14,775,017

Fixed Income Funds – 19.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	59,840	473,935
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	24	263
Master Total Return Portfolio	$3,195,815	3,195,815

		3,670,013

Total Affiliated Investment Companies (Cost – $15,972,863*) – 99.3%		18,445,030
Other Assets in Excess of Liabilities – 0.7%		124,535

Net Assets – 100.0%		$18,569,565

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$15,991,109

Gross unrealized appreciation	$2,472,167
Gross unrealized depreciation	(18,246)

Net unrealized appreciation	$2,453,921

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	25,171	451		25,622		–	–	$49,682	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	84,191	44,507		23,046		105,652	$2,687,789	$13,972	–
BlackRock Equity Dividend Fund, Institutional Class	108,604	21,302		30,591		99,315	$1,902,883	$8,605	$17,555
BlackRock Global Allocation Fund, Institutional Class	152,446	5,145		157,591		–	–	$109,536	–
BlackRock Global Dynamic Equity Fund, Institutional Class	–	165,487		16,865		148,622	$2,007,886	$(798)	$17,006
BlackRock Global Emerging Markets Fund, Institutional Class	35,116	658		35,774		–	–	$112,752	–
BlackRock High Yield Bond Portfolio, BlackRock Class	61,451	14,050		15,661		59,840	$473,935	$856	$16,351
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	23	1		–		24	$263	$8	$4
BlackRock International Opportunities Portfolio, Institutional Class	20,745	5,966		2,959		23,752	$899,484	$(612)	$7,933
BlackRock Large Cap Growth Fund, Institutional Class	184,323	4,245		188,568		–	–	$153,738	–
BlackRock Liquidity Funds, TempFund, Institutional Class	6,943	–		6,943	**	–	–	–	$17
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	14,779	18,942		3,558		30,163	$828,580	$908	–
BlackRock Total Return Fund, BlackRock Class	126,662	3,437		130,099		–	–	$152,658	$5,870
BlackRock U.S. Opportunities Portfolio, Institutional Class	8,166	49,343		5,989		51,520	$2,317,365	$34,112	–
BlackRock Value Opportunities Fund, Institutional Class	18,383	426		18,809		–	–	$37,104	–
Master Basic Value LLC	$1,812,535	$64,618	***	–		$1,877,153	$1,877,153	$154,832	$33,539
Master Large Cap Growth Portfolio	–	$1,843,174	***	–		$1,843,174	$1,843,174	$177,679	$9,281
Master Total Return Portfolio	–	$3,195,815	***	–		$3,195,815	$3,195,815	$(38,998)	$50,665
Master Value Opportunities LLC	–	$410,703	***	–		$410,703	$410,703	$18,426	$1,723

**	Represents net shares sold.
***	Represents net beneficial interest purchased.
(b)	Non-income producing security.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	25

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$11,118,185	$7,326,845	–	$18,445,030

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 93.6%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	65,921	$1,677,023
BlackRock Equity Dividend Fund, Institutional Class	61,564	1,179,560
BlackRock Global Dynamic Equity Fund, Institutional Class	92,703	1,252,419
BlackRock International Opportunities Portfolio, Institutional Class	14,529	550,199
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	18,366	504,504
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	31,379	1,411,412
Master Basic Value LLC	$1,165,206	1,165,206
Master Large Cap Growth Portfolio	$1,188,376	1,188,376
Master Value Opportunities LLC	$251,512	251,512

		9,180,211

Fixed Income Funds – 6.9%
BlackRock High Yield Bond Portfolio, BlackRock Class	8,895	70,451
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	347
Master Total Return Portfolio	611,914	611,914

		682,712
Short-Term Securities – 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	26,955	26,955

Total Affiliated Investment Companies (Cost – $8,298,832*) – 100.8%		9,889,878
Liabilities in Excess of Other Assets – (0.8)%		(77,617)

Net Assets – 100.0%		$9,812,261

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,402,392

Gross unrealized appreciation	$1,591,046
Gross unrealized depreciation	(103,560)

Net unrealized appreciation	$1,487,486

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	14,800	386		15,186	–	–	$29,629	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	49,392	26,223		9,694	65,921	$1,677,023	$3,365	–
BlackRock Equity Dividend Fund, Institutional Class	63,837	13,157		15,430	61,564	$1,179,560	$3,425	$10,664
BlackRock Global Dynamic Equity Fund, Institutional Class	87,847	19,595		14,739	92,703	$1,252,419	$2,587	$10,323
BlackRock Global Emerging Markets Fund, Institutional Class	20,656	556		21,212	–	–	$67,727	–
BlackRock High Yield Bond Portfolio, BlackRock Class	11,887	2,136		5,128	8,895	$70,451	$751	$2,542
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	30	2		–	32	$347	$10	$6
BlackRock International Opportunities Portfolio, Institutional Class	12,201	3,653		1,325	14,529	$550,199	$(238)	$4,737
BlackRock Large Cap Growth Fund, Institutional Class	108,373	3,975		112,348	–	–	$92,259	–
BlackRock Liquidity Funds, TempFund, Institutional Class	2,736	24,219	**	–	26,955	$26,955	–	$11
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	8,689	11,322		1,645	18,366	$504,504	$(296)	–
BlackRock Total Return Fund, BlackRock Class	43,956	1,707		45,663	–	–	$18,967	$2,233
BlackRock U.S. Opportunities Portfolio, Institutional Class	4,800	29,369		2,790	31,379	$1,411,412	$19,438	–
BlackRock Value Opportunities Fund, Institutional Class	10,813	402		11,215	–	–	$22,285	–
Master Basic Value LLC	$1,063,298	$101,908	**	–	$1,165,206	$1,165,206	$95,272	$20,399
Master Large Cap Growth Portfolio	–	$1,188,376	**	–	$1,188,376	$1,188,376	$113,327	$5,787
Master Total Return Portfolio	–	$611,914	**	–	$611,914	$611,914	$(7,667)	$9,286
Master Value Opportunities LLC	–	$251,512	**	–	$251,512	$251,512	$12,505	$1,104

**	Represents net shares/beneficial interest purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	27

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,672,870	$3,217,008	–	$9,889,878

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 93.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	65,379	$1,663,235
BlackRock Equity Dividend Fund, Institutional Class	60,510	1,159,379
BlackRock Global Dynamic Equity Fund, Institutional Class	91,088	1,230,605
BlackRock International Opportunities Portfolio, Institutional Class	14,262	540,086
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	18,186	499,570
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	31,036	1,395,985
Master Basic Value LLC	$1,143,673	1,143,673
Master Large Cap Growth Portfolio	$1,159,323	1,159,323
Master Value Opportunities LLC	$246,940	246,940

		9,038,796

Fixed Income Funds – 7.2%
BlackRock High Yield Bond Portfolio, BlackRock Class	8,673	68,689
Master Total Return Portfolio	$626,003	626,003

		694,692
Short-Term Securities – 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	11,987	11,987

Total Affiliated Investment Companies (Cost – $8,009,842*) – 100.8%		9,745,475
Liabilities in Excess of Other Assets – (0.8)%		(72,973)

Net Assets – 100.0%		$9,672,502

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$8,108,856

Gross unrealized appreciation	$1,735,633
Gross unrealized depreciation	(99,014)

Net unrealized appreciation	$1,636,619

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	16,394	159		16,553		–	–	$32,591	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	54,755	25,209		14,585		65,379	$1,663,235	$8,603	–
BlackRock Equity Dividend Fund, Institutional Class	70,489	10,308		20,287		60,510	1,159,379	$8,104	$11,027
BlackRock Global Dynamic Equity Fund, Institutional Class	96,827	15,494		21,233		91,088	1,230,605	$12,054	$10,573
BlackRock Global Emerging Markets Fund, Institutional Class	22,839	230		23,069		–	–	$74,437	–
BlackRock High Yield Bond Portfolio, BlackRock Class	13,155	1,747		6,229		8,673	68,689	$1,001	$2,596
BlackRock International Opportunities Portfolio, Institutional Class	13,501	3,037		2,276		14,262	540,086	$(236)	$5,064
BlackRock Large Cap Growth Fund, Institutional Class	119,666	1,779		121,445		–	–	$101,081	–
BlackRock Liquidity Funds, TempFund, Institutional Class	8,368	3,619	**	–		11,987	11,987	–	$8
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	9,594	11,354		2,762		18,186	499,570	$1,260	–
BlackRock Total Return Fund, BlackRock Class	48,661	851		49,512		–	–	$19,799	$2,093
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,300	30,459		4,723		31,036	1,395,985	$22,351	–
BlackRock Value Opportunities Fund, Institutional Class	11,941	180		12,121		–	–	$24,352	–
Master Basic Value LLC	$1,179,159	–		$35,486	***	$1,143,673	1,143,673	$98,300	$21,600
Master Large Cap Growth Portfolio	–	$1,159,323	**	–		$1,159,323	1,159,323	$113,471	$5,909
Master Total Return Portfolio	–	$626,003	**	–		$626,003	626,003	$(7,932)	$9,559
Master Value Opportunities LLC	–	$246,940	**	–		$246,940	246,940	$12,550	$1,132

**	Represents net shares/beneficial interest purchased.
***	Represents net beneficial interest sold.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	29

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,569,536	$3,175,939	–	$9,745,475

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 93.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	24,506	$623,438
BlackRock Equity Dividend Fund, Institutional Class	24,122	462,174
BlackRock Global Dynamic Equity Fund, Institutional Class	36,310	490,543
BlackRock International Opportunities Portfolio, Institutional Class	5,680	215,112
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	7,213	198,146
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	12,316	553,971
Master Basic Value LLC	$456,320	456,320
Master Large Cap Growth Portfolio	$456,803	456,803
Master Value Opportunities LLC	$97,895	97,895

		3,554,402

Fixed Income Funds – 7.5%
BlackRock High Yield Bond Portfolio, BlackRock Class	3,473	27,503
Master Total Return Portfolio	$256,807	256,807

		284,310

Short-Term Securities – 0.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	10,169	10,169

Total Affiliated Investment Companies (Cost – $3,200,515*) – 101.0%		3,848,881
Liabilities in Excess of Other Assets – (1.0)%		(36,412)

Net Assets – 100.0%		$3,812,469

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,259,188

Gross unrealized appreciation	$648,366
Gross unrealized depreciation	(58,673)

Net unrealized appreciation	$589,693

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	6,084	76		6,160		–	–	$12,015	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	20,389	8,614		4,497		24,506	$623,438	$2,215	–
BlackRock Equity Dividend Fund, Institutional Class	26,085	4,533		6,496		24,122	462,174	$1,493	$4,197
BlackRock Global Dynamic Equity Fund, Institutional Class	33,501	6,802		3,993		36,310	490,543	$(64)	$4,131
BlackRock Global Emerging Markets Fund, Institutional Class	8,491	111		8,602		–	–	$26,991	–
BlackRock High Yield Bond Portfolio, BlackRock Class	4,893	758		2,178		3,473	27,503	$326	$1,015
BlackRock International Opportunities Portfolio, Institutional Class	5,009	1,289		618		5,680	215,112	$(213)	$1,883
BlackRock Large Cap Growth Fund, Institutional Class	44,277	960		45,237		–	–	$37,052	–
BlackRock Liquidity Funds, TempFund, Institutional Class	38,419	—		28,250	**	10,169	10,169	–	$10
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3,550	4,415		752		7,213	198,146	$(2)	–
BlackRock Total Return Fund, BlackRock Class	18,116	425		18,541		–	–	$5,900	$784
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,961	11,611		1,256		12,316	553,971	$7,738	–
BlackRock Value Opportunities Fund, Institutional Class	4,417	98		4,515		–	–	$8,943	–
Master Basic Value LLC	$438,871	$17,449	***	–		$456,320	456,320	$38,070	$8,201
Master Large Cap Growth Portfolio	–	$456,803	***	–		$456,803	456,803	$44,668	$2,294
Master Total Return Portfolio	–	$256,807	***	–		$256,807	256,807	$(3,082)	$3,837
Master Value Opportunities LLC	–	$97,895	***	–		$97,895	97,895	$4,945	$439

**	Represents net shares sold.
***	Represents net beneficial interest purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	31

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,581,056	$1,267,825	–	$3,848,881

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	APRIL 30, 2011

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 93.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	22,976	$584,517
BlackRock Equity Dividend Fund, Institutional Class	21,543	412,766
BlackRock Global Dynamic Equity Fund, Institutional Class	32,440	438,263
BlackRock International Opportunities Portfolio, Institutional Class	5,080	192,370
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	6,451	177,216
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	11,010	495,222
Master Basic Value LLC	$407,774	407,774
Master Large Cap Growth Portfolio	$409,013	409,013
Master Value Opportunities LLC	$87,807	87,807

		3,204,948

Fixed Income Funds — 7.4%
BlackRock High Yield Bond Portfolio, BlackRock Class	3,123	24,731
Master Total Return Portfolio	$228,770	228,770

		253,501

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	925	925

Total Affiliated Investment Companies (Cost — $2,891,684*) — 100.5%		3,459,374
Liabilities in Excess of Other Assets — (0.5)%		(17,058)

Net Assets — 100.0%		$3,442,316

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,867,268

Gross unrealized appreciation	$592,106
Gross unrealized depreciation	–

Net unrealized appreciation	$592,106

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2010	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at April 30, 2011	Value at April 30, 2011	Realized Gain (Loss)	Income
BlackRock All-Cap Energy & Resources Portfolio, Institutional Class	5,384	124		5,508	–	–	$10,592	–
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	18,075	10,240		5,339	22,976	$584,517	$1,551	–
BlackRock Equity Dividend Fund, Institutional Class	23,123	5,288		6,868	21,543	$412,766	$1,530	$3,745
BlackRock Global Dynamic Equity Fund, Institutional Class	33,567	7,884		9,011	32,440	$438,263	$4,395	$3,721
BlackRock Global Emerging Markets Fund, Institutional Class	7,526	178		7,704	–	–	$24,226	–
BlackRock High Yield Bond Portfolio, BlackRock Class	4,315	867		2,059	3,123	$24,731	$292	$911
BlackRock International Opportunities Portfolio, Institutional Class	4,437	1,473		830	5,080	$192,370	$(159)	$1,676
BlackRock Large Cap Growth Fund, Institutional Class	39,256	1,357		40,613	–	–	$32,959	–
BlackRock Liquidity Funds, TempFund, Institutional Class	–	925	**	–	925	$925	–	$4
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	3,147	4,278		974	6,451	$177,216	$116	–
BlackRock Total Return Fund, BlackRock Class	16,057	580		16,637	–	–	$3,730	$701
BlackRock U.S. Opportunities Portfolio, Institutional Class	1,739	10,862		1,591	11,010	$495,222	$6,935	–
BlackRock Value Opportunities Fund, Institutional Class	3,916	138		4,054	–	–	$7,951	–
Master Basic Value LLC	$388,902	$18,872	**	–	$407,774	$407,774	$33,932	$7,233
Master Large Cap Growth Portfolio	–	$409,013	**	–	$409,013	$409,013	$40,118	$2,055
Master Total Return Portfolio	–	$228,770	**	–	$228,770	$228,770	$(2,773)	$3,437
Master Value Opportunities LLC	–	$87,807	**	–	$87,807	$87,807	$4,435	$393

**	Represents net shares/beneficial interest purchased.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	33

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,326,010	$1,133,364	–	$3,459,374

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	APRIL 30, 2011

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Assets
Investments at value – affiliated[1]	$16,062,965	$20,054,032	$12,556,754	$18,445,030	$9,889,878	$9,745,475	$3,848,881	$3,459,374
Investments sold receivable – affiliated	98,846	–	–	–	–	–	–	–
Capital shares sold receivable	32,828	73,351	308,505	255,790	6,639	5,761	2,852	1,688
Receivable from advisor	9,788	9,997	9,351	9,901	9,342	9,633	9,344	9,744
Dividends receivable – affiliated	1,097	1,227	639	625	407	108	42	50
Prepaid expenses	20,608	21,583	20,790	21,374	20,389	20,417	19,810	19,903

Total assets	16,226,132	20,160,190	12,896,039	18,732,720	9,926,655	9,781,394	3,880,929	3,490,759

Liabilities
Investments purchased payable – affiliated	–	1,390	13,347	–	26,955	11,987	10,170	926
Bank overdraft	98,846	–	–	–	–	–	–	–
Capital shares redeemed payable	204,654	80,214	67,975	113,090	47,349	55,327	23,660	14,128
Professional fees payable	21,758	22,525	20,393	20,240	18,065	17,596	17,025	16,279
Custodian fees payable	6,493	6,678	6,424	6,430	6,447	6,414	6,322	6,327
Accounting fees payable	5,585	5,684	5,520	5,654	5,379	5,324	5,290	5,290
Printing fees payable	5,488	6,735	4,587	6,199	3,217	3,345	1,184	997
Service and distribution fees payable	4,798	5,468	3,812	5,403	2,967	2,794	1,246	1,063
Officer’s and Trustees’ fees payable	724	654	766	681	833	811	872	–
Other affiliates payable	322	429	250	397	91	20	–	–
Other accrued expenses payable	2,299	5,051	4,193	5,061	3,091	5,274	2,691	3,433

Total liabilities	350,967	134,828	127,267	163,155	114,394	108,892	68,460	48,443

Net Assets	$15,875,165	$20,025,362	$12,768,772	$18,569,565	$9,812,261	$9,672,502	$3,812,469	$3,442,316

Net Assets Consist of
Paid-in capital	$13,745,723	$17,338,311	$10,602,943	$15,189,689	$8,023,870	$7,573,687	$3,094,826	$2,710,781
Undistributed net investment income	69,347	74,490	33,439	36,455	5,119	6,940	2,135	2,128
Accumulated net realized gain	434,551	425,774	554,907	871,254	192,226	356,242	67,142	161,717
Net unrealized appreciation/depreciation	1,625,544	2,186,787	1,577,483	2,472,167	1,591,046	1,735,633	648,366	567,690

Net Assets	$15,875,165	$20,025,362	$12,768,772	$18,569,565	$9,812,261	$9,672,502	$3,812,469	$3,442,316

[1] Investments at cost – affiliated	$14,437,421	$17,867,245	$10,979,271	$15,972,863	$8,298,832	$8,009,842	$3,200,515	$2,891,684

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	35

Statements of Assets and Liabilities (concluded)

April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Net Asset Value
Institutional
Net assets	$97,587	$327,480	$96,329	$322,135	$181,117	$240,020	$84,059	$182,229

Shares outstanding[1]	8,902	30,296	9,024	30,320	17,206	22,529	7,833	18,068

Net asset value	$10.96	$10.81	$10.67	$10.62	$10.53	$10.65	$10.73	$10.09

Investor A
Net assets	$8,338,042	$12,017,075	$5,898,070	$9,406,394	$4,647,383	$5,017,398	$1,214,145	$1,218,588

Shares outstanding[1]	765,003	1,117,254	554,916	890,986	444,212	474,397	114,365	121,733

Net asset value	$10.90	$10.76	$10.63	$10.56	$10.46	$10.58	$10.62	$10.01

Class R
Net assets	$7,439,536	$7,680,807	$6,774,373	$8,841,036	$4,983,761	$4,415,084	$2,514,265	$2,041,499

Shares outstanding[1]	683,132	718,668	641,708	841,117	479,798	418,826	238,366	204,688

Net asset value	$10.89	$10.69	$10.56	$10.51	$10.39	$10.54	$10.55	$9.97

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	APRIL 30, 2011

Statements of Operations

Six Months Ended April 30, 2011 (Unaudited)	BlackRock Prepared Portfolio 2015	BlackRock Prepared Portfolio 2020	BlackRock Prepared Portfolio 2025	BlackRock Prepared Portfolio 2030	BlackRock Prepared Portfolio 2035	BlackRock Prepared Portfolio 2040	BlackRock Prepared Portfolio 2045	BlackRock Prepared Portfolio 2050
Investment Income
Dividends – affiliated	$73,929	$84,540	$52,332	$64,736	$30,516	$31,361	$12,020	$10,758
Net investment income allocated from affiliated Master Portfolios:
Income	125,385	138,278	81,071	95,208	36,576	38,200	14,771	13,118
Expenses	(15,507)	(18,356)	(11,689)	(15,894)	(7,923)	(8,197)	(3,177)	(2,823)

Total income	183,807	204,462	121,714	144,050	59,169	61,364	23,614	21,053

Expenses
Service and distribution – Class R	18,093	17,960	16,228	21,572	11,920	10,089	5,777	4,624
Professional	17,497	17,212	16,956	16,953	16,804	16,806	16,586	16,333
Registration	16,593	17,189	16,848	17,002	16,422	16,493	16,272	16,262
Service – Investor A	8,590	12,070	5,940	9,236	4,711	5,792	1,353	1,363
Printing	6,724	8,288	5,685	7,834	4,181	4,390	1,734	1,553
Custodian	6,498	6,765	6,513	6,604	6,511	6,522	6,413	6,414
Transfer agent – Class R	6,325	7,146	6,753	8,661	6,872	7,833	5,641	6,592
Administration	5,313	6,417	4,238	6,122	3,259	3,331	1,287	1,159
Accounting	4,040	4,040	4,040	4,040	4,040	4,040	4,040	4,040
Officer and Trustees	2,541	2,541	2,538	2,540	2,527	2,526	2,465	1,383
Transfer agent – Investor A	2,421	6,375	3,476	5,070	2,373	5,735	1,733	2,707
Administration – Investor A	858	1,206	594	923	470	579	135	136
Administration – Class R	902	897	808	1,076	594	504	288	230
Transfer agent – Institutional	61	174	68	160	81	109	88	68
Administration – Institutional	11	37	10	42	21	28	7	20
Miscellaneous	3,085	3,107	3,087	3,104	3,070	3,073	2,987	2,985

Total expenses	99,552	111,424	93,782	110,939	83,856	87,850	66,806	65,869
Less administration fees waived	(5,313)	(6,417)	(4,238)	(6,122)	(3,259)	(3,331)	(1,287)	(1,159)
Less administration fees waived – Institutional	(11)	(37)	(10)	(42)	(21)	(28)	(7)	(20)
Less administration fees waived – Investor A	–	–	(3)	–	–	(267)	(119)	(136)
Less administration fees waived – Class R	(32)	(38)	(80)	(14)	(594)	(504)	(288)	(230)
Less transfer agent fees waived – Institutional	(2)	(2)	(3)	(3)	(2)	(3)	(4)	(2)
Less transfer agent fees waived – Investor A	–	–	–	–	–	(11)	(12)	(14)
Less transfer agent fees waived – Class R	–	–	–	–	(16)	(15)	(9)	(7)
Less transfer agent fees reimbursed – Institutional	(59)	(172)	(65)	(157)	(79)	(106)	(84)	(66)
Less transfer agent fees reimbursed – Class R	(9)	(9)	(13)	(20)	(1,171)	(3,000)	(2,888)	(4,393)
Less transfer agent fees reimbursed – Investor A	–	–	(3)	–	–	(270)	(396)	(1,336)
Less expenses reimbursed by advisor	(56,978)	(59,142)	(55,667)	(58,077)	(53,555)	(53,850)	(50,497)	(48,970)

Total expenses after fees waived and reimbursed	37,148	45,607	33,700	46,504	25,159	26,465	11,215	9,536

Net investment income	146,659	158,855	88,014	97,546	34,010	34,899	12,399	11,517

Realized and Unrealized Gain
Net realized gain from:
Investments – affiliated	591,460	793,293	536,728	639,884	240,321	284,327	94,583	87,225
Payment from affiliate	922	1,154	687	709	350	382	142	127
Capital gain distributions received from affiliated underlying funds	18,890	25,823	20,664	32,637	19,588	21,070	7,811	6,893
Allocation from affiliated Master Portfolios	136,824	202,471	168,503	311,939	213,437	216,389	84,601	75,712

	748,096	1,022,741	726,582	985,169	473,696	522,168	187,137	169,957

Net change in unrealized appreciation/ depreciation on:
Investments – affiliated	255,721	348,571	310,987	790,927	644,389	677,606	253,991	227,275
Allocation from affiliated Master Portfolios	254,561	307,237	196,172	286,034	143,583	94,430	56,586	50,630

	510,282	655,808	507,159	1,076,961	787,972	772,036	310,577	277,905

Total realized and unrealized gain	1,258,378	1,678,549	1,233,741	2,062,130	1,261,668	1,294,204	497,714	447,862

Net Increase in Net Assets Resulting from Operations	$1,405,037	$1,837,404	$1,321,755	$2,159,676	$1,295,678	$1,329,103	$510,113	$459,379

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	37

Statements of Changes in Net Assets

	BlackRock Prepared Portfolio 2015		BlackRock Prepared Portfolio 2020		BlackRock Prepared Portfolio 2025
Increase in Net Assets:	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations
Net investment income	$146,659	$207,668	$158,855	$253,805	$88,014	$151,773
Net realized gain	748,096	620,505	1,022,741	819,437	726,582	754,215
Net change in unrealized appreciation/depreciation	510,282	438,761	655,808	674,464	507,159	310,811

Net increase in net assets resulting from operations	1,405,037	1,266,934	1,837,404	1,747,706	1,321,755	1,216,799

Dividends to Shareholders From
Net investment income:
Institutional	(1,807)	(951)	(5,871)	(4,347)	(1,734)	(911)
Investor A	(118,476)	(80,129)	(160,104)	(103,426)	(69,421)	39,614
Class R	(109,718)	(63,921)	(99,027)	(82,227)	(88,847)	(59,475)

Decrease in net assets resulting from dividends to shareholders	(230,001)	(145,001)	(265,002)	(190,000)	(160,002)	100,000

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,567,802	2,734,536	3,102,677	3,357,065	1,041,997	2,536,449

Net Assets
Total increase in net assets	4,742,838	3,856,469	4,675,079	4,914,771	2,203,750	3,653,248
Beginning of period	11,132,327	7,275,858	15,350,283	10,435,512	10,565,022	6,911,774

End of period	$15,875,165	$11,132,327	$20,025,362	$15,350,283	$12,768,772	$10,565,022

Undistributed net investment income	$69,347	$152,689	$74,490	$180,637	$33,439	$105,427

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	APRIL 30, 2011

BlackRock Prepared Portfolio 2030		BlackRock Prepared Portfolio 2035		BlackRock Prepared Portfolio 2040
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$97,546	$145,177	$34,010	$44,245	$34,899	$52,842
985,169	968,613	473,696	244,497	522,168	358,609
1,076,961	529,438	787,972	489,529	772,036	541,815

2,159,676	1,643,228	1,295,678	778,271	1,329,103	953,266

(4,898)	(2,267)	(1,846)	(584)	(2,448)	(1,089)
(75,252)	(49,466)	(26,519)	(17,169)	(30,231)	(22,085)
(74,851)	(43,269)	(23,637)	(17,748)	(21,323)	(12,826)

(155,001)	(95,002)	(52,002)	(35,501)	(54,002)	(36,000)

1,712,277	3,875,304	1,051,953	2,644,527	76,247	2,055,314

3,716,952	5,423,530	2,295,629	3,387,297	1,351,348	2,972,580
14,852,613	9,429,083	7,516,632	4,129,335	8,321,154	5,348,574

$18,569,565	$14,852,613	$9,812,261	$7,516,632	$9,672,502	$8,321,154

$36,455	$93,910	$5,119	$23,111	$6,940	$26,043

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	39

Statements of Changes in Net Assets (concluded)

	BlackRock Prepared Portfolio 2045		BlackRock Prepared Portfolio 2050
Increase in Net Assets:	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations
Net investment income	$12,399	$16,536	$11,517	$16,013
Net realized gain	187,137	110,119	169,957	126,452
Net change in unrealized appreciation/depreciation	310,577	167,781	277,905	155,633

Net increase in net assets resulting from operations	510,113	294,436	459,379	298,098

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(441)	(218)	(1,814)	(815)
Investor A	(8,075)	(3,883)	(8,145)	(3,369)
Class R	(13,985)	(6,899)	(11,441)	(2,816)
Net realized gain:
Institutional	–	–	(577)	–
Investor A	–	–	(4,066)	–
Class R	–	–	(6,759)	–

Decrease in net assets resulting from dividends and distributions to shareholders	(22,501)	(11,000)	(32,802)	(7,000)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	245,098	1,206,188	308,208	758,891

Net Assets
Total increase in net assets	732,710	1,489,624	734,785	1,049,989
Beginning of period	3,079,759	1,590,135	2,707,531	1,657,542

End of period	$3,812,469	$3,079,759	$3,442,316	$2,707,531

Undistributed net investment income	$2,135	$12,237	$2,128	$12,011

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	APRIL 30, 2011

Financial Highlights	BlackRock Prepared Portfolio 2015

	Institutional Shares					Investor A Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
		2010	2009	2008			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.12	$8.97	$7.78	$10.76	$10.00	$10.05	$8.92	$7.73	$10.74	$10.00

Net investment income[2]	0.13	0.26	0.38	0.27	0.16	0.12	0.22	0.22	0.24	0.15
Net realized and unrealized gain (loss)	0.92	1.08	1.03	(3.10)	0.60	0.91	1.08	1.17	(3.11)	0.59

Net increase (decrease) from investment operations	1.05	1.34	1.41	(2.83)	0.76	1.03	1.30	1.39	(2.87)	0.74

Dividends and distributions from:
Net investment income	(0.21)	(0.19)	(0.22)	(0.08)	–	(0.18)	(0.17)	(0.20)	(0.07)	–
Net realized gain	–	–	–	(0.07)	–	–	–	–	(0.07)	–

Total dividends and distributions	(0.21)	(0.19)	(0.22)	(0.15)	–	(0.18)	(0.17)	(0.20)	(0.14)	–

Net asset value, end of period	$10.96	$10.12	$8.97	$7.78	$10.76	$10.90	$10.05	$8.92	$7.73	$10.74

Total Investment Return[3]
Based on net asset value	10.73%[4,5]	15.09%[6]	18.78%	(26.66)%	7.60%[5]	10.60%[4,5]	14.69%[6]	18.52%	(27.03)%	7.40%[5]

Ratios to Average Net Assets
Total expenses	1.26%[7,8]	1.55%[9]	3.10%[10]	5.03%[11]	231.75%[8,11,12]	1.45%[7,8]	1.70%[9]	2.81%[10]	5.34%[11]	69.07%[8,11,12]

Total expenses after fees waived and reimbursed	0.22%[7,8]	0.10%[9]	0.12%[10]	0.10%[11]	0.05%[8,11]	0.57%[7,8]	0.47%[9]	0.50%[10]	0.46%[11]	0.49%[8,11]

Net investment income	2.59%[7,8]	2.70%[9]	4.86%[10]	2.77%[11]	2.83%[8,11]	2.25%[7,8]	2.31%[9]	2.80%[10]	2.46%[11]	2.65%[8,11]

Supplemental Data
Net assets, end of period (000)	$98	$54	$45	$50	$22	$8,338	$5,429	$3,437	$1,511	$264

Portfolio turnover	74%	98%	57%	52%	37%	74%	98%	57%	52%	37%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]	Aggregate total investment return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.86% and 14.46% for the Institutional and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 350.79% and 94.70% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	41

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2015

	Class R Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.04	$8.91	$7.74	$10.72	$10.00

Net investment income[2]	0.10	0.18	0.20	0.20	0.12
Net realized and unrealized gain (loss)	0.91	1.09	1.15	(3.08)	0.60

Net increase (decrease) from investment operations	1.01	1.27	1.35	(2.88)	0.72

Dividends and distributions from:
Net investment income	(0.16)	(0.14)	(0.18)	(0.03)	–
Net realized gain	–	–	–	(0.07)	–

Total dividends and distributions	(0.16)	(0.14)	(0.18)	(0.10)	–

Net asset value, end of period	$10.89	$10.04	$8.91	$7.74	$10.72

Total Investment Return[3]
Based on net asset value	10.35%[4,5]	14.36%[6]	17.92%	(27.11)%	7.20%[5]

Ratios to Average Net Assets
Total expenses	1.80%[7,8]	2.06%[9]	3.19%[10]	4.59%[11]	232.47%[8,11,12]

Total expenses after fees waived and reimbursed	0.92%[7,8]	0.81%[9]	0.84%[10]	0.75%[11]	0.78%[8,11]

Net investment income	1.89%[7,8]	1.96%[9]	2.51%[10]	2.08%[11]	2.10%[8,11]

Supplemental Data
Net assets, end of period (000)	$7,440	$5,649	$3,793	$1,984	$21

Portfolio turnover	74%	98%	57%	52%	37%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.13%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.48%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 351.74%.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	APRIL 30, 2011

Financial Highlights	BlackRock Prepared Portfolio 2020

	Institutional Shares					Investor A Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
		2010	2009	2008			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.90	$8.75	$7.57	$10.84	$10.00	$9.84	$8.71	$7.53	$10.82	$10.00

Net investment income[2]	0.12	0.23	0.23	0.24	0.14	0.10	0.19	0.20	0.23	0.12
Net realized and unrealized gain (loss)	1.00	1.09	1.15	(3.38)	0.70	1.00	1.09	1.16	(3.40)	0.70

Net increase (decrease) from investment operations	1.12	1.32	1.38	(3.14)	0.84	1.10	1.28	1.36	(3.17)	0.82

Dividends and distributions from:
Net investment income	(0.21)	(0.17)	(0.20)	(0.06)	–	(0.18)	(0.15)	(0.18)	(0.05)	–
Net realized gain	–	–	–	(0.07)	–	–	–	–	(0.07)	–

Total dividends and distributions	(0.21)	(0.17)	(0.20)	(0.13)	–	(0.18)	(0.15)	(0.18)	(0.12)	–

Net asset value, end of period	$10.81	$9.90	$8.75	$7.57	$10.84	$10.76	$9.84	$8.71	$7.53	$10.82

Total Investment Return[3]
Based on net asset value	11.60%[4,5]	15.26%[6]	18.89%	(29.30)%	8.40%[5]	11.49%[4,5]	14.78%[6]	18.56%	(29.58)%	8.20%[5]

Ratios to Average Net Assets
Total expenses	1.12%[7,8]	1.21%[9]	2.05%[10]	3.50%[11]	77.97%[8,11,12]	1.39%[7,8]	1.52%[9]	2.31%[10]	3.68%[11]	144.28%[8,11,12]

Total expenses after fees waived and reimbursed	0.21%[7,8]	0.11%[9]	0.13%[10]	0.08%[11]	0.13%[8,11]	0.62%[7,8]	0.55%[9]	0.55%[10]	0.43%[11]	0.58%[8,11]

Net investment income	2.40%[7,8]	2.50%[9]	3.04%[10]	2.41%[11]	2.50%[8,11]	1.99%[7,8]	2.05%[9]	2.54%[10]	2.32%[11]	2.13%[8,11]

Supplemental Data
Net assets, end of period (000)	$327	$262	$223	$193	$155	$12,017	$8,433	$4,926	$2,967	$80

Portfolio turnover	78%	106%	44%	55%	39%	78%	106%	44%	55%	39%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]	Aggregate total investment return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.15% and 14.54% for the Institutional and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 107.29% and 214.43% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	43

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2020

	Class R Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.77	$8.65	$7.50	$10.80	$10.00

Net investment income[2]	0.08	0.16	0.16	0.18	0.09
Net realized and unrealized gain (loss)	0.99	1.09	1.16	(3.36)	0.71

Net increase (decrease) from investment operations	1.07	1.25	1.32	(3.18)	0.80

Dividends and distributions from:
Net investment income	(0.15)	(0.13)	(0.17)	(0.05)	–
Net realized gain	–	–	–	(0.07)	–

Total dividends and distributions	(0.15)	(0.13)	(0.17)	(0.12)	–

Net asset value, end of period	$10.69	$9.77	$8.65	$7.50	$10.80

Total Investment Return[3]
Based on net asset value	11.24%[4,5]	14.53%[6]	18.11%	(29.76)%	8.00%[5]

Ratios to Average Net Assets
Total expenses	1.71%[7,8]	1.84%[9]	2.64%[10]	4.30%[11]	227.19%[8,11,12]

Total expenses after fees waived and reimbursed	0.94%[7,8]	0.85%[9]	0.87%[10]	0.84%[11]	0.80%[8,11]

Net investment income	1.66%[7,8]	1.76%[9]	2.08%[10]	1.88%[11]	1.64%[8,11]

Supplemental Data
Net assets, end of period (000)	$7,681	$6,655	$5,287	$1,914	$22

Portfolio turnover	78%	106%	44%	55%	39%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.29%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.51%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.56%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 346.14%.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	APRIL 30, 2011

Financial Highlights	BlackRock Prepared Portfolio 2025

	Institutional Shares					Investor A Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
		2010	2009	2008			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.66	$8.50	$7.38	$11.00	$10.00	$9.60	$8.46	$7.35	$10.98	$10.00

Net investment income[2]	0.11	0.20	0.20	0.22	0.10	0.09	0.15	0.16	0.17	0.09
Net realized and unrealized gain (loss)	1.10	1.10	1.06	(3.67)	0.90	1.10	1.10	1.07	(3.64)	0.89

Net increase (decrease) from investment operations	1.21	1.30	1.26	(3.45)	1.00	1.19	1.25	1.23	(3.47)	0.98

Dividends and distributions from:
Net investment income	(0.20)	(0.14)	(0.14)	(0.09)	–	(0.16)	(0.11)	(0.12)	(0.08)	–
Net realized gain	–	–	–	(0.08)	–	–	–	–	(0.08)	–

Total dividends and distributions	(0.20)	(0.14)	(0.14)	(0.17)	–	(0.16)	(0.11)	(0.12)	(0.16)	–

Net asset value, end of period	$10.67	$9.66	$8.50	$7.38	$11.00	$10.63	$9.60	$8.46	$7.35	$10.98

Total Investment Return[3]
Based on net asset value	12.77%[4,5]	15.41%[6]	17.55%	(31.85)%	10.00%[5]	12.59%[4,5]	14.93%[6]	17.08%	(32.05)%	9.80%[5]

Ratios to Average Net Assets
Total expenses	1.45%[7,8]	1.59%[9]	3.05%[10]	6.13%[11]	146.48%[8,11,12]	1.69%[7,8]	1.79%[9]	3.10%[10]	6.13%[11]	42.43%[8,11,12]

Total expenses after fees waived and reimbursed	0.21%[7,8]	0.13%[9]	0.15%[10]	0.13%[11]	0.07%[8,11]	0.63%[7,8]	0.55%[9]	0.57%[10]	0.49%[11]	0.47%[8,11]

Net investment income	2.14%[7,8]	2.22%[9]	2.77%[10]	2.24%[11]	1.77%[8,11]	1.71%[7,8]	1.70%[9]	2.14%[10]	1.81%[11]	1.55%[8,11]

Supplemental Data
Net assets, end of period (000)	$96	$64	$56	$76	$47	$5,898	$4,353	$2,354	$1,569	$474

Portfolio turnover	79%	116%	54%	80%	36%	79%	116%	54%	80%	36%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]	Aggregate total investment return.
[6]

Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.29% and 14.81% for the Institutional and Investor A Shares, respectively.

[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 217.58% and 58.31% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	45

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2025

	Class R Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.52	$8.41	$7.32	$10.95	$10.00

Net investment income[2]	0.07	0.13	0.12	0.13	0.08
Net realized and unrealized gain (loss)	1.10	1.08	1.08	(3.61)	0.87

Net increase (decrease) from investment operations	1.17	1.21	1.20	(3.48)	0.95

Dividends and distributions from:
Net investment income	(0.13)	(0.10)	(0.11)	(0.07)	–
Net realized gain	–	–	–	(0.08)	–

Total dividends and distributions	(0.13)	(0.10)	(0.11)	(0.15)	–

Net asset value, end of period	$10.56	$9.52	$8.41	$7.32	$10.95

Total Investment Return[3]
Based on net asset value	12.56%[4,5]	14.47%[6]	16.75%	(32.20)%	9.50%[5]

Ratios to Average Net Assets
Total expenses	2.00%[7,8]	2.13%[9]	3.39%[10]	5.99%[11]	94.71%[8,11,12]

Total expenses after fees waived and reimbursed	0.94%[7,8]	0.86%[9]	0.89%[10]	0.80%[11]	0.77%[8,11]

Net investment income	1.43%[7,8]	1.49%[9]	1.61%[10]	1.41%[11]	1.33%[8,11]

Supplemental Data
Net assets, end of period (000)	$6,774	$6,148	$4,502	$1,306	$225

Portfolio turnover	79%	116%	54%	80%	36%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.35%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.55%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.64%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.57%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 144.26%.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	APRIL 30, 2011

Financial Highlights	BlackRock Prepared Portfolio 2030

Institutional Shares						Investor A Shares
Six Months Ended April 30, 2011 (Unaudited)		Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
		2010	2009	2008			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.43	$8.25	$7.10	$11.09	$10.00	$9.35	$8.20	$7.07	$11.07	$10.00

Net investment income[2]	0.09	0.16	0.13	0.13	0.05	0.07	0.12	0.10	0.11	0.03
Net realized and unrealized gain (loss)	1.25	1.13	1.11	(3.97)	1.04	1.25	1.12	1.09	(3.97)	1.04

Net increase (decrease) from investment operations	1.34	1.29	1.24	(3.84)	1.09	1.32	1.24	1.19	(3.86)	1.07

Dividends and distributions from:
Net investment income	(0.15)	(0.11)	(0.09)	(0.06)	–	(0.11)	(0.09)	(0.06)	(0.05)	–

Net realized gain	–	–	–	(0.09)	–	–	–	–	(0.09)	–

Total dividends and distributions	(0.15)	(0.11)	(0.09)	(0.15)	–	(0.11)	(0.09)	(0.06)	(0.14)	–

Net asset value, end of period	$10.62	$9.43	$8.25	$7.10	$11.09	$10.56	$9.35	$8.20	$7.07	$11.07

Total Investment Return[3]
Based on net asset value	14.42%[4,5]	15.76%[6]	17.83%	(34.98)%	10.90%[5]	14.20%[4,5]	15.17%[7]	17.11%	(35.35)%	10.70%[5]

Ratios to Average Net Assets
Total expenses	1.10%[8,9]	1.34%[10]	2.11%[11]	4.95%[12]	152.76%[9,12,13]	1.40%[8,9]	1.62%[10]	2.73%[11]	4.94%[12]	97.81%[9,12,13]

Total expenses after fees waived and reimbursed	0.19%[8,9]	0.15%[10]	0.18%[11]	0.08%[12]	0.12%[9,12]	0.61%[8,9]	0.59%[10]	0.65%[11]	0.51%[12]	0.57%[9,12]

Net investment income	1.75%[8,9]	1.81%[10]	1.62%[11]	1.35%[12]	0.82%[9,12]	1.37%[8,9]	1.37%[10]	1.37%[11]	1.14%[12]	0.49%[9,12]

Supplemental Data
Net assets, end of period (000)	$322	$302	$166	$24	$43	$9,406	$6,787	$4,223	$1,675	$199

Portfolio turnover	68%	114%	29%	62%	42%	68%	114%	29%	62%	42%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.64%.
[7]	Includes payment received from affiliate, which had no impact on the Fund’s Investor A Shares total return.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.
[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 231.27% and 129.63% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	47

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2030

	Class R Shares
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31,			Period April 20, 2007[1] to October 31, 2007
		2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.31	$8.16	$7.05	$11.05	$10.00

Net investment income[2]	0.05	0.09	0.08	0.06	0.01
Net realized and unrealized gain (loss)	1.24	1.13	1.09	(3.93)	1.04

Net increase (decrease) from investment operations	1.29	1.22	1.17	(3.87)	1.05

Dividends and distributions from:
Net investment income	(0.09)	(0.07)	(0.06)	(0.04)	—
Net realized gain	—	—	—	(0.09)	—

Total dividends and distributions	(0.09)	(0.07)	(0.06)	(0.13)	—

Net asset value, end of period	$10.51	$9.31	$8.16	$7.05	$11.05

Total Investment Return[3]
Based on net asset value	14.02%[4,5]	14.97%[6]	16.81%	(35.44)%	10.50%[5]

Ratios to Average Net Assets
Total expenses	1.71%[7,8]	1.94%[9]	3.04%[10]	5.31%[11]	186.99%[8,11,12]

Total expenses after fees waived and reimbursed	0.92%[7,8]	0.88%[9]	0.91%[10]	0.89%[11]	0.83%[8,11]

Net investment income	1.02%[7,8]	1.04%[9]	1.03%[10]	0.70%[11]	0.10%[8,11]

Supplemental Data
Net assets, end of period (000)	$8,841	$7,763	$5,039	$1,575	$22

Portfolio turnover	68%	114%	29%	62%	42%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.85%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.63%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.59%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 304.30%.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	APRIL 30, 2011

Financial Highlights	BlackRock Prepared Portfolio 2035

	Institutional Shares					Investor A Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	(Unaudited)	2010	2009	2008	2007	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.13	$7.98	$6.90	$11.04	$10.00	$9.07	$7.93	$6.86	$11.02	$10.00

Net investment income[2]	0.07	0.12	0.10	0.14	0.03	0.05	0.08	0.07	0.09	0.01
Net realized and unrealized gain (loss)	1.43	1.12	1.03	(4.14)	1.01	1.41	1.12	1.02	(4.11)	1.01

Net increase (decrease) from investment operations	1.50	1.24	1.13	(4.00)	1.04	1.46	1.20	1.09	(4.02)	1.02

Dividends and distributions from:
Net investment income	(0.10)	(0.09)	(0.05)	(0.05)	–	(0.07)	(0.06)	(0.02)	(0.05)	–
Net realized gain	–	–	–	(0.09)	–	–	–	–	(0.09)	–

Total dividends anddistributions	(0.10)	(0.09)	(0.05)	(0.14)	–	(0.07)	(0.06)	(0.02)	(0.14)	–

Net asset value, end of period	$10.53	$9.13	$7.98	$6.90	$11.04	$10.46	$9.07	$7.93	$6.86	$11.02

Total Investment Return[3]
Based on net asset value	16.58%[4,5]	15.55%[6]	16.48%	(36.63)%	10.40%[5]	16.20%[4,5]	15.21%[6]	16.05%	(36.92)%	10.20%[5]

Ratios to Average Net Assets
Total expenses	1.60%[7,8]	2.19%[9]	4.53%[10]	9.29%[11]	158.80%[8,11,12]	1.89%[7,8]	2.36%[9]	4.70%[10]	8.89%[11]	128.07%[8,11,12]

Total expenses after fees waived and reimbursed	0.18%[7,8]	0.17%[9]	0.19%[10]	0.11%[11]	0.14%[8,11]	0.58%[7,8]	0.56%[9]	0.63%[10]	0.50%[11]	0.62%[8,11]

Net investment income	1.38%[7,8]	1.38%[9]	1.39%[10]	1.41%[11]	0.46%[8,11]	0.95%[7,8]	0.92%[9]	1.06%[10]	0.92%[11]	0.10%[8,11]

Supplemental Data
Net assets, end of period (000)	$181	$70	$56	$32	$46	$4,647	$3,227	$1,774	$1,122	$115

Portfolio turnover	46%	115%	37%	67%	34%	46%	115%	37%	67%	34%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.65%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 235.03% and 174.22% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	49

Fi]nancial Highlights (concluded)	BlackRock Prepared Portfolio 2035

	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.00	$7.89	$6.84	$11.00	$10.00

Net investment income (loss)[2]	0.03	0.05	0.04	0.04	(0.01)
Net realized and unrealized gain (loss)	1.41	1.11	1.03	(4.08)	1.01

Net increase (decrease) from investment operations	1.44	1.16	1.07	(4.04)	1.00

Dividends and distributions from:
Net investment income	(0.05)	(0.05)	(0.02)	(0.03)	–
Net realized gain	–	–	–	(0.09)	–

Total dividends and distributions	(0.05)	(0.05)	(0.02)	(0.12)	–

Net asset value, end of period	$10.39	$9.00	$7.89	$6.84	$11.00

Total Investment Return[3]
Based on net asset value	16.15%[4,5]	14.76%[6]	15.72%	(37.09)%	10.00%[5]

Ratios to Average Net Assets
Total expenses	2.30%[7,8]	2.85%[9]	5.25%[10]	9.63%[11]	179.46%[8,11,12]

Total expenses after fees waived and reimbursed	0.92%[7,8]	0.91%[9]	0.94%[10]	0.93%[11]	0.86%[8,11]

Net investment income (loss)	0.63%[7,8]	0.56%[9]	0.58%[10]	0.46%[11]	(0.22)%[8,11]

Supplemental Data
Net assets, end of period (000)	$4,984	$4,219	$2,300	$582	$43

Portfolio turnover	46%	115%	37%	67%	34%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.64%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.65%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 282.70%.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	50

Financial Highlights	BlackRock Prepared Portfolio 2040

	Institutional Shares					Investor A Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	(Unaudited)	2010	2009	2008	2007	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.25	$8.07	$6.96	$11.19	$10.00	$9.17	$8.01	$6.92	$11.17	$10.00

Net investment income[2]	0.07	0.11	0.10	0.10	0.02	0.04	0.07	0.06	0.08	— [3]

Net realized and unrealized gain (loss)	1.44	1.15	1.07	(4.17)	1.17	1.44	1.14	1.06	(4.18)	1.17

Net increase (decrease) from investment operations	1.51	1.26	1.17	(4.07)	1.19	1.48	1.21	1.12	(4.10)	1.17

Dividends and distributions from:	(0.11)	(0.08)	(0.06)	(0.06)	–	(0.07)	(0.05)	(0.03)	(0.05)	–
Net investment income
Net realized gain	–	–	–	(0.10)	–	–	–	–	(0.10)	–

Total dividends and distributions	(0.11)	(0.08)	(0.06)	(0.16)	–	(0.07)	(0.05)	(0.03)	(0.15)	–

Net asset value, end of period	$10.65	$9.25	$8.07	$6.96	$11.19	$10.58	$9.17	$8.01	$6.92	$11.17

Total Investment Return[4]
Based on net asset value	16.43%[5,6]	15.67%[7]	17.02%	(36.87)%	11.90%[6]	16.29%[5,6]	15.21%[8]	16.38%	(37.16)%	11.70%[6]

Ratios to Average Net Assets
Total expenses	1.60%[9,10]	1.89%[11]	3.82%[12]	9.56%[13]	134.69%[10,13,14]	1.99%[9,10]	2.34%[11]	4.41%[12]	9.62%[13]	94.51%[10,13,14]

Total expenses after fees waived and reimbursed	0.18%[9,10]	0.17%[11]	0.19%[12]	0.12%[13]	0.14%[10,13]	0.68%[9,10]	0.66%[11]	0.69%[12]	0.59%[13]	0.56%[10,13]

Net investment income	1.38%[9,10]	1.32%[11]	1.35%[12]	1.07%[13]	0.39%[10,13]	0.90%[9,10]	0.84%[11]	0.88%[12]	0.86%[13]	0.03%[10,13]

Supplemental Data
Net assets, end of period (000)	$240	$204	$111	$37	$38	$5,017	$4,621	$2,656	$1,126	$186

Portfolio turnover	55%	114%	29%	80%	36%	55%	114%	29%	80%	36%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]	Aggregate total investment return.
[7]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional Shares total return.
[8]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 15.08%.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.65%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]	Annualized.
[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[14]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 224.56% and 119.34% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	51

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2040

	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.14	$7.99	$6.92	$11.14	$10.00

Net investment income (loss)[2]	0.03	0.06	0.04	0.03	(0.02)
Net realized and unrealized gain (loss)	1.42	1.13	1.06	(4.14)	1.16

Net increase (decrease) from investment operations	1.45	1.19	1.10	(4.11)	1.14

Dividends and distributions from:
Net investment income	(0.05)	(0.04)	(0.03)	(0.01)	–
Net realized gain	–	–	–	(0.10)	–

Total dividends and distributions	(0.05)	(0.04)	(0.03)	(0.11)	–

Net asset value, end of period	$10.54	$9.14	$7.99	$6.92	$11.14

Total Investment Return[3]
Based on net asset value	16.07%[4,5]	14.93%[6]	16.08%	(37.24)%	11.40%[5]

Ratios to Average Net Assets
Total expenses	2.39%[7,8]	2.83%[9]	4.83%[10]	9.66%[11]	149.22%[8,11,12]

Total expenses after fees waived and reimbursed	0.92%[7,8]	0.91%[9]	0.93%[10]	0.92%[11]	0.84%[8,11]

Net investment income (loss)	0.62%[7,8]	0.65%[9]	0.52%[10]	0.33%[11]	(0.35)%[8,11]

Supplemental Data
Net assets, end of period (000)	$4,415	$3,496	$2,582	$532	$25

Portfolio turnover	55%	114%	29%	80%	36%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.81%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.65%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 260.79%.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	APRIL 30, 2011

Financial Highlights	BlackRock Prepared Portfolio 2045

	Institutional Shares					Investor A Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	(Unaudited)	2010	2009	2008	2007	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.32	$8.16	$7.02	$11.33	$10.00	$9.21	$8.08	$6.97	$11.30	$10.00

Net investment income[2]	0.07	0.12	0.11	0.09	0.02	0.04	0.07	0.08	0.07	— [3]
Net realized and unrealized gain (loss)	1.46	1.12	1.06	(4.24)	1.31	1.45	1.10	1.04	(4.26)	1.30

Net increase (decrease) from investment operations	1.53	1.24	1.17	(4.15)	1.33	1.49	1.17	1.12	(4.19)	1.30

Dividends and distributions from:
Net investment income	(0.12)	(0.08)	(0.03)	(0.07)	–	(0.08)	(0.04)	(0.01)	(0.05)	–
Net realized gain	–	–	–	(0.09)	–	–	–	–	(0.09)	–

Total dividends and distributions	(0.12)	(0.08)	(0.03)	(0.16)	–	(0.08)	(0.04)	(0.01)	(0.14)	–

Net asset value, end of period	$10.73	$9.32	$8.16	$7.02	$11.33	$10.62	$9.21	$8.08	$6.97	$11.30

Total Investment Return[4]
Based on net asset value	16.50%[5,6]	15.20%[7]	16.70%	(37.12)%	13.30%[6]	16.21%[5,6]	14.55%[7]	16.13%	(37.48)%	13.00%[6]

Ratios to Average Net Assets
Total expenses	3.62%[8,9]	4.80%[10]	9.92%[11]	32.26%[12]	223.70%[9,12,13]	3.80%[8,9]	4.76%[10]	9.55%[11]	23.08%[12]	200.49%[9,12,13]

Total expenses after fees waived and reimbursed	0.19%[8,9]	0.17%[10]	0.19%[11]	0.10%[12]	0.14%[9,12]	0.69%[8,9]	0.67%[10]	0.68%[11]	0.61%[12]	0.67%[9,12]

Net investment income	1.30%[8,9]	1.33%[10]	1.54%[11]	0.97%[12]	0.43%[9,12]	0.87%[8,9]	0.83%[10]	1.08%[11]	0.80%[12]	0.03%[9,12]

Supplemental Data
Net assets, end of period (000)	$84	$35	$23	$20	$23	$1,214	$950	$677	$538	$84

Portfolio turnover	48%	123%	49%	103%	99%	48%	123%	49%	103%	99%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]	Aggregate total investment return.
[7]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.65%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[9]	Annualized.
[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[13]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 340.57% and 273.93% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	53

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2045

	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$9.15	$8.04	$6.94	$11.28	$10.00

Net investment income (loss)[2]	0.03	0.05	0.04	0.07	(0.02)
Net realized and unrealized gain (loss)	1.43	1.10	1.06	(4.26)	1.30

Net increase (decrease) from investment operations	1.46	1.15	1.10	(4.19)	1.28

Dividends and distributions from:
Net investment income	(0.06)	(0.04)	–	(0.06)	–
Net realized gain	–	–	–	(0.09)	–

Total dividends and distributions	(0.06)	(0.04)	–	(0.15)	–

Net asset value, end of period	$10.55	$9.15	$8.04	$6.94	$11.28

Total Investment Return[3]
Based on net asset value	16.01%[4,5]	14.38%[6]	15.85%	(37.62)%	12.80%[5]

Ratios to Average Net Assets
Total expenses	4.22%[7,8]	5.29%[9]	10.42%[10]	30.15%[11]	224.16%[8,11,12]

Total expenses after fees waived and reimbursed	0.93%[7,8]	0.91%[9]	0.93%[10]	0.86%[11]	0.86%[8,11]

Net investment income (loss)	0.64%[7,8]	0.55%[9]	0.51%[10]	0.71%[11]	(0.30)%[8,11]

Supplemental Data
Net assets, end of period (000)	$2,514	$2,094	$890	$189	$23

Portfolio turnover	48%	123%	49%	103%	99%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]	Includes payment received from affiliate, which impacted the Fund’s total return. Not including the payment from affiliate, the Fund’s total return would have been 14.25%.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.65%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.66%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.60%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 341.16%.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	APRIL 30, 2011

Financial Highlights	BlackRock Prepared Portfolio 2050

	Institutional Shares					Investor A Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	(Unaudited)	2010	2009	2008	2007	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.79	$7.64	$6.73	$11.24	$10.00	$8.71	$7.58	$6.70	$11.21	$10.00

Net investment income (loss)[2]	0.06	0.11	0.10	0.12	0.03	0.04	0.07	0.06	0.07	– [3]
Net realized and unrealized gain (loss)	1.38	1.10	0.93	(4.46)	1.21	1.36	1.10	0.92	(4.43)	1.21

Net increase (decrease) from investment operations	1.44	1.21	1.03	(4.34)	1.24	1.40	1.17	0.98	(4.36)	1.21

Dividends and distributions from:	(0.11)	(0.06)	(0.05)	(0.08)	–	(0.07)	(0.04)	(0.03)	(0.06)	–
Net investment income
Net realized gain	(0.03)	–	(0.07)	(0.09)	–	(0.03)	–	(0.07)	(0.09)	–

Total dividends and distributions	(0.14)	(0.06)	(0.12)	(0.17)	–	(0.10)	(0.04)	(0.10)	(0.15)	–

Net asset value, end of period	$10.09	$8.79	$7.64	$6.73	$11.24	$10.01	$8.71	$7.58	$6.70	$11.21

Total Investment Return[4]
Based on net asset value	16.58%[5,6]	15.86%[5]	15.68%	(39.15)%	12.40%[6]	16.23%[5,6]	15.42%[5]	14.94%	(39.37)%	12.10%[6]

Ratios to Average Net Assets
Total expenses	3.54%[7,8]	4.88%[9]	11.13%[10]	35.98%[11]	195.26%[8,11,12]	4.20%[7,8]	5.60%[9]	11.55%[10]	32.00%[11]	211.23%[8,11,12]

Total expenses after waivers and reimbursements	0.18%[7,8]	0.17%[9]	0.20%[10]	0.15%[11]	0.22%[8,11]	0.68%[7,8]	0.67%[9]	0.70%[10]	0.67%[11]	0.61%[8,11]

Net investment income (loss)	1.35%[7,8]	1.36%[9]	1.48%[10]	1.26%[11]	0.52%[8,11]	0.88%[7,8]	0.83%[9]	0.85%[10]	0.77%[11]	(0.04)%[8,11]

Supplemental Data
Net assets, end of period (000)	$182	$139	$104	$74	$61	$1,219	$1,063	$668	$157	$30

Portfolio turnover	54%	104%	34%	102%	53%	54%	104%	34%	102%	53%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Less than $(0.01) per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Includes payment received from affiliate, which had no impact on the Fund’s Institutional and Investor A Shares total return.
[6]	Aggregate total investment return.
[7]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.65%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[8]	Annualized.
[9]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[12]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 269.29% and 312.08% for the Institutional and Investor A Shares, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS II	APRIL 30, 2011	55

Financial Highlights (concluded)	BlackRock Prepared Portfolio 2050

	Class R Shares
	Six Months Ended April 30, 2011	Year Ended October 31,			Period April 20, 2007[1] to October 31,
	(Unaudited)	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$8.68	$7.56	$6.70	$11.19	$10.00

Net investment income (loss)[2]	0.03	0.05	0.04	0.05	(0.02)
Net realized and unrealized gain (loss)	1.35	1.09	0.92	(4.42)	1.21

Net increase (decrease) from investment operations	1.38	1.14	0.96	(4.37)	1.19

Dividends and distributions from:
Net investment income	(0.06)	(0.02)	(0.03)	(0.03)	–
Net realized gain	(0.03)	–	(0.07)	(0.09)	–

Total dividends and distributions	(0.09)	(0.02)	(0.10)	(0.12)	–

Net asset value, end of period	$9.97	$8.68	$7.56	$6.70	$11.19

Total Investment Return[3]
Based on net asset value	16.04%[4,5]	15.13%[4]	14.61%	(39.44)%	11.90%[5]

Ratios to Average Net Assets
Total expenses	4.67%[6,7]	6.20%[8]	12.23%[9]	28.99%[10]	215.39%[7,10,11]

Total expenses after waivers and reimbursements	0.92%[6,7]	0.91%[8]	0.94%[9]	0.94%[10]	0.85%[7,10]

Net investment income (loss)	0.61%[6,7]	0.58%[8]	0.56%[9]	0.55%[10]	(0.31)%[7,10]

Supplemental Data
Net assets, end of period (000)	$2,041	$1,506	$885	$186	$22

Portfolio turnover	54%	104%	34%	102%	53%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Includes payment received from affiliate, which had no impact on the Fund’s Class R Shares total return.
[5]	Aggregate total investment return.
[6]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.65%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[7]	Annualized.
[8]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

9	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.61%, although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
[10]

Ratios do not include expenses incurred indirectly as a result of investments in underlying funds although the ratio does include the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.

[11]

Registration fees and expenses incurred by the Fund during the period ended October 31, 2007 were not included. If the registration fees and expenses were included, the ratio of total expenses to average net assets (excluding waivers) would be 332.68%.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	APRIL 30, 2011

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of April 30, 2011, the Trust had 32 series, of which BlackRock Prepared Portfolio 2015 (“Prepared Portfolio 2015”), BlackRock Prepared Portfolio 2020 (“Prepared Portfolio 2020”), BlackRock Prepared Portfolio 2025 (“Prepared Portfolio 2025”), BlackRock Prepared Portfolio 2030 (“Prepared Portfolio 2030”), BlackRock Prepared Portfolio 2035 (“Prepared Portfolio 2035”), BlackRock Prepared Portfolio 2040 (“Prepared Portfolio 2040”), BlackRock Prepared Portfolio 2045 (“Prepared Portfolio 2045”) and BlackRock Prepared Portfolio 2050 (“Prepared Portfolio 2050”) (collectively, the “Funds”) are included in these financial statements. The Funds are classified as non-diversified. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Funds generally will invest in other registered investment companies (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of US and non-US companies, including small and medium sized companies, and in fixed-income securities. Equity funds may also include funds that invest in real estate related and other similar securities. Fixed income funds may include funds that invest in domestic and non-US bonds, US Government securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value. The market value of the Funds’ investments in the Underlying Funds is based on the published net asset value of each Underlying Fund computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on days when the NYSE is open. The Funds record their proportionate investment in the Master Portfolios at fair value which is ordinarily based upon their pro rata ownership in the net assets of the Master Portfolios.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the three years ended October 31, 2010 and for the period ended October 31, 2007. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

BLACKROCK FUNDS II	APRIL 30, 2011	57

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of a Fund are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

As of April 30, 2011, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) were the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager will not receive any management fees from the Funds for its investment advisory services.

The Manager contractually agreed to waive or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2015	1.00%	1.50%	1.74%
Prepared Portfolio 2020	1.00%	1.50%	1.74%
Prepared Portfolio 2025	1.00%	1.50%	1.74%
Prepared Portfolio 2030	1.00%	1.50%	1.74%
Prepared Portfolio 2035	1.00%	1.50%	1.74%
Prepared Portfolio 2040	1.00%	1.50%	1.74%
Prepared Portfolio 2045	1.00%	1.50%	1.74%
Prepared Portfolio 2050	1.00%	1.50%	1.74%

This agreement is perpetual and has no effective termination date unless approved by the Board, including a majority of the non-interested Trustees.

In addition, the Manager has also contractually agreed to waive or reimburse fees or expenses, excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
	Institutional	Investor A	Class R
Prepared Portfolio 2015	0.00%	0.50%	0.74%
Prepared Portfolio 2020	0.00%	0.50%	0.74%
Prepared Portfolio 2025	0.00%	0.50%	0.74%
Prepared Portfolio 2030	0.00%	0.50%	0.74%
Prepared Portfolio 2035	0.00%	0.50%	0.74%
Prepared Portfolio 2040	0.00%	0.50%	0.74%
Prepared Portfolio 2045	0.00%	0.50%	0.74%
Prepared Portfolio 2050	0.00%	0.50%	0.74%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2012 unless approved by the Board, including a majority of non-interested Trustees. These amounts are included in administration fees waived and shown as administration fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by advisor, respectively, in the Statements of Operations. For the six months ended April 30, 2011, the amounts included in the administration fees waived were as follows:

Prepared Portfolio 2015	$5,313
Prepared Portfolio 2020	$6,417
Prepared Portfolio 2025	$4,238
Prepared Portfolio 2030	$6,122
Prepared Portfolio 2035	$3,259
Prepared Portfolio 2040	$3,331
Prepared Portfolio 2045	$1,287
Prepared Portfolio 2050	$1,159

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

58	BLACKROCK FUNDS II	APRIL 30, 2011

Notes to Financial Statements (continued)

On April 30, 2011, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2011	2012	2013
Prepared Portfolio 2015	$117,454	$120,835	$62,392
Prepared Portfolio 2020	$130,901	$129,568	$65,824
Prepared Portfolio 2025	$115,186	$121,203	$60,032
Prepared Portfolio 2030	$122,442	$126,069	$64,425
Prepared Portfolio 2035	$107,665	$115,227	$58,689
Prepared Portfolio 2040	$111,692	$122,389	$61,385
Prepared Portfolio 2045	$99,078	$109,246	$55,573
Prepared Portfolio 2050	$98,245	$112,953	$56,320

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Funds pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Class R shareholders.

For the six months ended April 30, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Prepared Portfolio 2015	$112
Prepared Portfolio 2020	$1,472
Prepared Portfolio 2025	$1,009
Prepared Portfolio 2030	$675
Prepared Portfolio 2035	$622
Prepared Portfolio 2040	$1,106
Prepared Portfolio 2045	$35
Prepared Portfolio 2050	$72

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended April 30, 2011, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations.

Call Center
Share Classes	Institutional	Investor A	Class R	Total
Prepared Portfolio 2015	$2	$39	$23	$64
Prepared Portfolio 2020	$2	$46	$29	$77
Prepared Portfolio 2025	$3	$34	$24	$61
Prepared Portfolio 2030	$3	$44	$29	$76
Prepared Portfolio 2035	$2	$25	$16	$43
Prepared Portfolio 2040	$3	$30	$15	$48
Prepared Portfolio 2045	$4	$16	$9	$29
Prepared Portfolio 2050	$2	$14	$7	$23

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Funds. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statements of Operations.

During the six months ended April 30, 2011, the Manager reimbursed the Funds for net losses associated with certain investment transactions as follows:

Prepared Portfolio 2015	$922
Prepared Portfolio 2020	$1,154
Prepared Portfolio 2025	$687
Prepared Portfolio 2030	$709
Prepared Portfolio 2035	$350
Prepared Portfolio 2040	$382
Prepared Portfolio 2045	$142
Prepared Portfolio 2050	$127

During the six months ended April 30, 2011, the following Funds received reimbursements from an affiliate, which are included in capital share transactions on the Statements of Changes in Net Assets, relating to processing errors. The amounts of the reimbursements to the Funds were:

Prepared Portfolio 2015	$1,772
Prepared Portfolio 2025	$280

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Trust’s Chief Compliance Officer.

BLACKROCK FUNDS II	APRIL 30, 2011	59

Notes to Financial Statements (continued)

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2011, were as follows:

	Purchases	Sales
Prepared Portfolio 2015	$13,992,681	$10,396,425
Prepared Portfolio 2020	$16,363,634	$13,442,542
Prepared Portfolio 2025	$9,636,927	$8,943,148
Prepared Portfolio 2030	$12,668,490	$11,205,639
Prepared Portfolio 2035	$5,078,977	$4,032,875
Prepared Portfolio 2040	$4,977,154	$4,890,645
Prepared Portfolio 2045	$1,923,702	$1,654,541
Prepared Portfolio 2050	$1,916,027	$1,674,201

4. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the six months ended April 30, 2011.

5. Capital Loss Carryforwards:

As of October 31, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring October 31,	Prepared Portfolio 2015	Prepared Portfolio 2020
2017	$196,471	$512,974

Expiring October 31,	Prepared Portfolio 2025	Prepared Portfolio 2030	Prepared Portfolio 2035
2017	$99,540	$110,787	$182,844

Expiring October 31,	Prepared Portfolio 2040	Prepared Portfolio 2045
2017	$71,975	$63,346

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after October 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

6. Market and Credit Risk:

In the normal course of business, through their investments in the Underlying Funds, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

60	BLACKROCK FUNDS II	APRIL 30, 2011

Notes to Financial Statements (continued)

7. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
Prepared Portfolio 2015	Shares	Amount	Shares	Amount

Institutional
Shares sold	5,073	$52,054	196	$1,852
Shares issued in reinvestment of dividends	136	1,389	62	573

Total issued	5,209	53,443	258	2,425
Shares redeemed	(1,607)	(16,812)	(25)	(243)

Net increase	3,602	$36,631	233	$2,182

Investor A
Shares sold	306,903	$3,180,349	261,393	$2,452,722
Shares issued in reinvestment of dividends	11,594	118,138	8,569	79,346

Total issued	318,497	3,298,487	269,962	2,532,068
Shares redeemed	(93,631)	(976,636)	(115,048)	(1,086,779)

Net increase	224,866	$2,321,851	154,914	$1,445,289

Class R
Shares sold	337,577	$3,488,893	328,314	$3,087,811
Shares issued in reinvestment of dividends	10,736	109,406	6,859	63,645

Total issued	348,313	3,598,299	335,173	3,151,456
Shares redeemed	(227,933)	(2,388,979)	(197,957)	(1,864,391)

Net increase	120,380	$1,209,320	137,216	$1,287,065

Prepared Portfolio 2020

Institutional
Shares sold	3,404	$34,938	884	$8,299
Shares issued in reinvestment of dividends	521	5,246	423	3,863

Total issued	3,925	40,184	1,307	12,162
Shares redeemed	(101)	(1,010)	(266)	(2,413)

Net increase	3,824	$39,174	1,041	$9,749

Investor A
Shares sold	428,818	$4,407,718	527,646	$4,853,985
Shares issued in reinvestment of dividends	15,824	158,712	11,321	103,137

Total issued	444,642	4,566,430	538,967	4,957,122
Shares redeemed	(184,315)	(1,891,939)	(247,711)	(2,268,578)

Net increase	260,327	$2,674,491	291,256	$2,688,544

BLACKROCK FUNDS II	APRIL 30, 2011	61

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
Prepared Portfolio 2020 (concluded)	Shares	Amount	Shares	Amount

Class R
Shares sold	318,672	$3,257,858	335,760	$3,075,378
Shares issued in reinvestment of dividends	9,853	98,233	9,037	81,876

Total issued	328,525	3,356,091	344,797	3,157,254
Shares redeemed	(291,385)	(2,967,079)	(274,522)	(2,498,482)

Net increase	37,140	$389,012	70,275	$658,772

Prepared Portfolio 2025

Institutional
Shares sold	2,875	$27,807	–	–
Shares issued in reinvestment of dividends	135	1,341	71	$632

Total issued	3,010	29,148	71	632
Shares redeemed	(594)	(5,903)	–	–

Net increase	2,416	$23,245	71	$632

Investor A
Shares sold	206,530	$2,113,625	385,686	$3,465,846
Shares issued in reinvestment of dividends	6,766	66,711	4,420	39,516

Total issued	213,296	2,180,336	390,106	3,505,362
Shares redeemed	(111,980)	(1,121,009)	(214,678)	(1,940,259)

Net increase	101,316	$1,059,327	175,428	$1,565,103

Class R
Shares sold	150,944	$1,514,001	375,049	$3,340,383
Shares issued in reinvestment of dividends	9,039	88,579	6,668	59,276

Total issued	159,983	1,602,580	381,717	3,399,659
Shares redeemed	(163,763)	(1,643,155)	(271,466)	(2,428,945)

Net increase (decrease)	(3,780)	$(40,575)	110,251	$970,714

Prepared Portfolio 2030

Institutional
Shares sold	3,808	$37,713	12,870	$109,346
Shares issued in reinvestment of dividends	382	3,740	232	2,042

Total issued	4,190	41,453	13,102	111,388
Shares redeemed	(5,930)	(61,500)	(1,211)	(11,023)

Net increase (decrease)	(1,740)	$(20,047)	11,891	$100,365

Investor A
Shares sold	334,353	$3,361,464	351,434	$3,117,492
Shares issued in reinvestment of dividends	7,308	71,172	5,265	46,175

Total issued	341,661	3,432,636	356,699	3,163,667
Shares redeemed	(176,295)	(1,759,198)	(145,899)	(1,281,185)

Net increase	165,366	$1,673,438	210,800	$1,882,482

62	BLACKROCK FUNDS II	APRIL 30, 2011

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
Prepared Portfolio 2030 (concluded)	Shares	Amount	Shares	Amount

Class R
Shares sold	257,243	$2,558,147	450,646	$3,924,514
Shares issued in reinvestment of dividends	7,691	74,677	4,929	43,134

Total issued	264,934	2,632,824	455,575	3,967,648
Shares redeemed	(258,060)	(2,573,938)	(238,647)	(2,075,191)

Net increase	6,874	$58,886	216,928	$1,892,457

Prepared Portfolio 2035

Institutional
Shares sold	23,084	$221,116	2,427	$20,000
Shares issued in reinvestment of dividends	168	1,618	46	396

Total issued	23,252	222,734	2,473	20,396
Shares redeemed	(13,699)	(134,759)	(1,818)	(15,652)

Net increase	9,553	$87,975	655	$4,744

Investor A
Shares sold	129,561	$1,291,268	267,226	$2,319,010
Shares issued in reinvestment of dividends	2,763	26,447	2,000	17,125

Total issued	132,324	1,317,715	269,226	2,336,135
Shares redeemed	(43,996)	(438,084)	(136,943)	(1,198,862)

Net increase	88,328	$879,631	132,283	$1,137,273

Class R
Shares sold	144,655	$1,396,873	303,866	$2,565,105
Shares issued in reinvestment of dividends	2,473	23,542	2,073	17,644

Total issued	147,128	1,420,415	305,939	2,582,749
Shares redeemed	(136,341)	(1,336,068)	(128,542)	(1,080,239)

Net increase	10,787	$84,347	177,397	$1,502,510

Prepared Portfolio 2040

Institutional
Shares sold	1,538	$15,388	8,224	$71,019
Shares issued in reinvestment of dividends	228	2,229	107	931

Total issued	1,766	17,617	8,331	71,950
Shares redeemed	(1,302)	(13,336)	(29)	(244)

Net increase	464	$4,281	8,302	$71,706

Investor A
Shares sold	112,756	$1,125,696	364,590	$3,167,585
Shares issued in reinvestment of dividends	3,120	30,231	2,550	22,085

Total issued	115,876	1,155,927	367,140	3,189,670
Shares redeemed	(145,587)	(1,433,128)	(194,596)	(1,719,766)

Net increase (decrease)	(29,711)	$(277,201)	172,544	$1,469,904

BLACKROCK FUNDS II	APRIL 30, 2011	63

Notes to Financial Statements (continued)

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
Prepared Portfolio 2040 (concluded)	Shares	Amount	Shares	Amount

Class R
Shares sold	132,144	$1,306,522	235,148	$2,019,548
Shares issued in reinvestment of dividends	2,197	21,217	1,473	12,743

Total issued	134,341	1,327,739	236,621	2,032,291
Shares redeemed	(98,191)	(978,572)	(177,057)	(1,518,587)

Net increase	36,150	$349,167	59,564	$513,704

Prepared Portfolio 2045

Institutional
Shares sold	4,122	$41,619	1,161	$10,344
Shares issued in reinvestment of dividends	21	207	8	67

Total issued	4,143	41,826	1,169	10,411
Shares redeemed	(55)	(547)	(292)	(2,495)

Net increase	4,088	$41,279	877	$7,916

Investor A
Shares sold	26,572	$267,177	102,728	$922,198
Shares issued in reinvestment of dividends	831	8,075	445	3,883

Total issued	27,403	275,252	103,173	926,081
Shares redeemed	(16,229)	(163,274)	(83,731)	(744,888)

Net increase	11,174	$111,978	19,442	$181,193

Class R
Shares sold	53,993	$532,946	170,924	$1,465,298
Shares issued in reinvestment of dividends	1,435	13,866	785	6,812

Total issued	55,428	546,812	171,709	1,472,110
Shares redeemed	(46,038)	(454,971)	(53,495)	(455,031)

Net increase	9,390	$91,841	118,214	$1,017,079

Prepared Portfolio 2050

Institutional
Shares sold	2,571	$24,480	2,037	$16,799
Shares issued in reinvestment of dividends and distributions	210	1,941	85	699

Total issued	2,781	26,421	2,122	17,498
Shares redeemed	(508)	(5,028)	–	–

Net increase	2,273	$21,393	2,122	$17,498

Investor A
Shares sold	37,448	$353,467	62,008	$512,897
Shares issued in reinvestment of dividends and distributions	1,292	11,846	395	3,252

Total issued	38,740	365,313	62,403	516,149
Shares redeemed	(38,975)	(363,311)	(28,586)	(237,554)

Net increase (decrease)	(235)	$2,002	33,817	$278,595

64	BLACKROCK FUNDS II	APRIL 30, 2011

Notes to Financial Statements (concluded)

	Six Months Ended April 30, 2011		Year Ended October 31, 2010
Prepared Portfolio 2050 (concluded)	Shares	Amount	Shares	Amount

Class R
Shares sold	62,585	$581,541	108,749	$883,878
Shares issued in reinvestment of dividends and distributions	1,971	18,013	338	2,772

Total issued	64,556	599,554	109,087	886,650
Shares redeemed	(33,319)	(314,741)	(52,598)	(423,852)

Net increase	31,237	$284,813	56,489	$462,798

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	APRIL 30, 2011	65

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Richard S. Davis, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Ira P. Shapiro, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

PFPC Trust Company

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Trust.

Effective December 31, 2010, Richard R. West retired as Trustee of the Trust. The Board wishes Mr. West well in his retirement.

66	BLACKROCK FUNDS II	APRIL 30, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request, and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	APRIL 30, 2011	67

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

68	BLACKROCK FUNDS II	APRIL 30, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Asset Allocation Portfolio†

BlackRock Balanced Capital Fund†

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock China Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund

BlackRock Focus Value Fund

BlackRock Global Allocation Fund†

BlackRock Global Dividend Income Portfolio

BlackRock Global Dynamic Equity Fund

BlackRock Global Emerging Markets Fund

BlackRock Global Growth Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Healthcare Fund

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock International Value Fund

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid-Cap Value Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Russell 1000 Index Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock Small/Mid-Cap Growth Portfolio

BlackRock S&P 500 Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Utilities and Telecommunications Fund

BlackRock Value Opportunities Fund

BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund

BlackRock Bond Portfolio

BlackRock Emerging Market Debt Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock GNMA Portfolio

BlackRock Government Income Portfolio

BlackRock High Income Fund

BlackRock High Yield Bond Portfolio

BlackRock Income Portfolio†

BlackRock Inflation Protected Bond Portfolio

BlackRock Intermediate Government Bond Portfolio

BlackRock International Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Managed Income Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock Short-Term Bond Fund

BlackRock Strategic Income Opportunities Portfolio

BlackRock Total Return Fund

BlackRock Total Return Portfolio II

BlackRock World Income Fund

Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock Intermediate Municipal Fund	BlackRock Municipal Insured Fund BlackRock National Municipal Fund BlackRock New Jersey Municipal Bond Fund		BlackRock New York Municipal Bond Fund BlackRock Pennsylvania Municipal Bond Fund BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055
			2035

†	Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS II	APRIL 30, 2011	69

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LIFECYCLE-4/11-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments (a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: July 5, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: July 5, 2011